UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2009

Structured Tax-Advantaged Equity Funds
U.S. Equity Dividend and Premium Fund
International Equity Dividend and Premium Fund
Structured Tax-Managed Equity Fund
Structured International Tax-Managed Equity Fund

Goldman Sachs Structured Tax-Advantaged
Equity Funds

■	U.S. EQUITY DIVIDEND AND PREMIUM FUND

■	INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

■	STRUCTURED TAX-MANAGED EQUITY FUND

■	STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Portfolio Review and Results	3
Schedules of Investments	25
Financial Statements	48
Notes to Financial Statements	52
Financial Highlights	70
Other Information	84

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs U.S. Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in large-capitalization U.S. equity issuers. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund is also subject to the risks associated with writing (selling) call options. Writing call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. In a rising market, the Fund could significantly underperform the market. The Fund’s options strategies may not fully protect it against declines in the value of the market. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

The Goldman Sachs International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund is also subject to the risks associated with writing (selling) call options. Writing call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. In a rising market, the Fund could significantly underperform the market. The Fund’s options strategies may not fully protect it against declines in the value of the market. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

The Goldman Sachs Structured Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the United States. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may invest in securities of any capitalization, including mid-cap and small-cap companies, which involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

The Goldman Sachs Structured International Tax-Managed Equity Fund invests primarily in international equity securities. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. The Fund may invest in securities of any capitalization, including mid-cap and small-cap companies, which involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. The Fund uses both a variety of quantitative techniques and fundamental research when selecting investments which have the potential to maximize the Fund’s after tax return, and minimize capital gains and income distribution. No assurance can be offered that the Fund’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Fund to shareholders. The Fund is not suitable for IRAs or other tax-exempt or tax-deferred accounts. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund.

PORTFOLIO REVIEW

Goldman Sachs Structured Tax-Advantaged
Equity Funds

Market Review

The equity markets faced two distinct periods during the six months ended June 30, 2009. As the new year began, the global financial markets were still reeling from extraordinary conditions during the fourth quarter of 2008. Persistently elevated levels of credit spreads (i.e., the difference in yields between U.S. Treasury securities and other investment sectors) as well as both implied and realized volatilities and investor risk aversion created an unprecedented period of market distress. Indeed, with global equity indices down over 40% on average in 2008, equity markets continued to struggle in early 2009, as signs of an economic recovery remained hard to find. At the beginning of the first quarter, major retailers and automakers worldwide warned of declines in sales and profits in upcoming months, causing their shares to decline dramatically. As speculation increased that governments globally might nationalize troubled financial institutions, shares of large banks also fell sharply through the beginning of March. Concurrently, unemployment rates continued to rise around the world, with U.S. unemployment reaching 8.5% by the end of March, its highest level in over 25 years.

Then, a slight improvement in the liquidity profile of the market, a stabilizing of commodity prices, including oil, and positive response to certain large banks’ earnings reports and Treasury Secretary Timothy Geithner’s plan to fix the banking system brought a glimmer of hope to the equity markets in March. Driven by investor sentiment relief, as signs indicated that the global financial crisis could be calming and the economy may be stabilizing, we saw a continuation of the strong rebound in global equity markets through most of the second quarter. Liquidity improved, the wave of new regulatory programs slowed, and consumer sentiment improved. The equity market rally stalled somewhat in the last weeks of June, given weak economic data around housing and unemployment that indicated the recovery may take longer and be less robust in terms of future growth than anticipated. Still, the equity market rally during the second quarter of 2009 was broad based — international and U.S. equities both rose dramatically, with most global equity markets rising more than 15%.

U.S. Equity Markets

The S&P 500 Index was up 3.16% for the six-month period, and the Russell 2000 Index gained 2.64%. The Russell 3000 Index rose 4.20%. Large cap stocks outperformed small caps, primarily in the financials sector.

The Russell 1000 Growth Index gained 11.53% for the period, significantly outperforming the Russell 1000 Value Index, which declined 2.87%. Indeed, growth stocks outperformed value stocks across the capitalization spectrum, largely because the growth index was more heavily weighted in the information technology sector, which outperformed during the reporting period.

International Equity Markets

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (the “MSCI EAFE Index”) gained 8.42% (USD) during the six-month period. Nineteen of the 21 countries in the MSCI EAFE Index were up, with Hong Kong (+34.42%) and Singapore (+31.49%) posting the largest absolute gains. In terms of its

PORTFOLIO REVIEW

weighting in the MSCI EAFE Index, the U.K. (+13.27%) was the largest positive contributor.

Seven of the ten sectors in the index posted positive results for the six months, with the materials (+24.75%) and consumer discretionary (+15.62%) sectors gaining the most ground. The heavily-weighted financials (+12.89%) sector was the largest positive contributor.

Looking Ahead

In the coming months, we strongly believe investors will use fundamentally-based criteria to build their portfolios. That is, investors will choose to overweight those stocks with less expensive valuations, higher quality earnings, and higher profitability. We believe stocks with good momentum should outperform those with poor momentum.

Our focus will remain on companies with strong fundamentals, sustainable earnings and a track record of using capital to enhance shareholder value. As such, we anticipate remaining fully invested with long-term performance likely to be the result of stock selection.

We stand behind our investment philosophy that sound economic investment principles, coupled with a disciplined quantitative approach, can provide potentially strong, uncorrelated returns over the long run. Our research agenda is robust and we continue to enhance our existing models, add new proprietary forecasting signals, and improve our trading execution as we seek to provide the most value to our shareholders.

INVESTMENT PROCESS

What Differentiates the Goldman Sachs U.S. Equity Dividend and Premium and Goldman Sachs International Equity Dividend and Premium Funds’ Investment Process?

The Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund seek to maximize income and total return. Their portfolios consist primarily of large-cap, dividend-paying stocks. By investing in these securities, and through the use of option call writing, the Funds look to generate an attractive after-tax cash flow.

Goldman Sachs U.S. Equity Dividend and Premium and Goldman Sachs International Equity Dividend and Premium Funds’ Investment Process

A diversified portfolio:
■ Create a diversified large-cap equity portfolio that participates in all industries and sectors.
■ Emphasize higher dividend-paying stocks within each industry and sector.

Call options:
■ The Funds utilize index call writing to enhance their cash flow.

■ We use proprietary quantitative techniques, including optimization tools, a risk model and a transactions cost model, in identifying a portfolio of stocks that we believe may enhance expected dividend yield while limiting deviations when compared to the S&P 500 Index.

■ A fully invested, style-consistent portfolio.
■ Seek attractive after-tax cash flow from qualified dividends, long-term capital gains and option call writing.

■ The Funds seek to enhance after-tax return by generating distributions primarily from qualified dividends and long-term capital gains, both of which are subject to current favorable long-term tax rates of 15%.[1]

[1]	A sunset provision provides that the 15% long-term capital gain rate will increase to 20% after 12/31/2010. Under the sunset provision, dividends will be taxed as ordinary income after December 31, 2010.

PORTFOLIO RESULTS

U.S. Equity Dividend and Premium Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six months ended June 30, 2009.

Q	How did the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) perform during the semi-annual period ended June 30, 2009?

A	During the six-month period ended June 30, 2009, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 2.12%, 1.72% and 2.33%, respectively. These returns compare to the 3.16% and 1.90% cumulative total returns of the Fund’s benchmarks, the Standard and Poor’s 500 Index (with dividends reinvested) and the Barclays Capital Aggregate Bond Index, respectively, during the same period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	The sale of call options on the S&P 500 Index detracted modestly from the Fund’s total return. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.) Stock selection within the consumer discretionary and information technology sectors also hampered results. The Fund’s mix of stocks in the materials sector added value.

Q	How did the Fund’s call writing affect its performance?

A	In keeping with our investment approach, we wrote index call options on a portion of the stock portfolio’s market value. The sale of call options obligates us to buy an index at a specified price, also known as the “strike price.” Although the Fund retains the proceeds from the sale of an option, the payment may not exceed the increase in the value of the index, as call options are exercised and we pay the purchaser the increase in value. This was the case during the semi-annual period, when the S&P 500 Index rose.

In general, we targeted 4% in annual premiums. Because implied volatility was quite high, we only had to write call options covering about 20% of the value of the stock portfolio to achieve this target. We mention this because the amount of overwriting limits the ability of the Fund to participate in market rallies.

Overall, however, call option writing tends to reduce volatility. Since its inception, the realized daily volatility of the Fund has been about 95% of the realized volatility of the S&P 500 Index.

Q	What was the Fund’s dividend yield during the reporting period?

A	While maintaining industry and sector weights consistent with the S&P 500 Index, we favor stocks with higher dividend yields. The dividend yield of the Fund during the reporting period was 3.5% compared to 2.45% for the S&P 500 Index. The Fund’s dividend yield served to enhance its quarterly net income distributions.

Q	Among individual holdings, which stocks contributed most to the Fund’s results?

A	The portfolio benefited from overweighted positions in software giant Microsoft, leading private mortgage insurance provider MGIC Investment, and commercial lender Capital Source.

Q	Which individual stock holdings detracted most during the semi-annual period?

A	Detracting were overweighted positions in Gannett, publisher of USA Today and more than 80 U.S. dailies, and American Express, a global credit card and travel company. An underweighted position in The Goldman Sachs Group, the parent company of Goldman Sachs Asset Management, also hindered performance.

Q	What changes or enhancements did you make to your quantitative model during the six-month reporting period?

A	We continuously look for ways to improve our process. Accordingly, during the second quarter of 2009, we introduced an enhanced risk model to our process. The key features are the dynamic adjustment of volatility decay rates based on the market environment; the decomposition of factor exposures into different lags; and the use of short interest as a control factor. The expected benefits of these rather complex features are the ability to react to changing markets in a more timely manner, avoiding stale exposures and better controlling active exposure to heavily shorted companies.

Goldman Sachs Quantitative Investment Strategies Group

New York, July 30, 2009

FUND BASICS

U.S. Equity Dividend and Premium Fund
as of June 30, 2009

PERFORMANCE REVIEW

January 1, 2009–	Fund Total Return	Barclays Capital
June 30, 2009	(based on NAV)[1]	Aggregate Bond Index[2]	S&P 500 Index[3]

Class A	2.12%	1.90%	3.16%
Class C	1.72	1.90	3.16
Institutional	2.33	1.90	3.16

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index) represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[3]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 6/30/09	One Year	Since Inception	Inception Date

Class A	-27.17%	-5.94%	8/31/05
Class C	-24.26	-5.27	8/31/05
Institutional	-22.69	-4.19	8/31/05

[4]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.24%	1.29%
Class C	1.99	2.04
Institutional	0.84	0.89

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/096

		Since Inception
Class A Shares	One Year	(8/31/05)

Returns before taxes*	-27.17%	-5.94%
Returns after taxes on distributions**	-27.53	-6.66
Returns after taxes on distributions***	-17.45	-4.83
and sale of Fund shares

[6]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

TOP 10 PORTFOLIO HOLDINGS AS OF 6/30/097

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	4.1%	Energy
Microsoft Corp.	3.8	Software & Services
Pfizer, Inc.	2.3	Pharmaceuticals, Biotechnology & Life Sciences
Apple, Inc.	2.2	Technology Hardware & Equipment
Chevron Corp.	2.1	Energy
AT&T, Inc.	2.1	Telecommunication Services
JPMorgan Chase & Co.	2.1	Diversified Financials
Intel Corp.	1.8	Semiconductors & Semiconductor Equipment
The Procter & Gamble Co.	1.7	Household & Personal Products
Johnson & Johnson	1.7	Pharmaceuticals, Biotechnology & Life Sciences

[7]	The top 10 holdings may not be representative of the Fund’s future or current investments.

FUND BASICS

SECTOR ALLOCATION AS OF 6/30/098

Percentage of Investment Portfolio

[8]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Short-term investment represents an investment company.

PORTFOLIO RESULTS

International Equity Dividend and Premium Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six months ended June 30, 2009.

Q	How did the Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) perform during the semi-annual period ended June 30, 2009?

A	During the six-month period ended June 30, 2009, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 5.70%, 5.24% and 5.49%, respectively. These returns compare to the 7.95% and 1.52% cumulative total returns of the Fund’s benchmarks, the MSCI EAFE Index (unhedged, with dividends reinvested) and the Barclays Capital Global Aggregate Bond Index, during the same period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	The sale of call options detracted modestly from total return. (A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.) Stock selection within the consumer discretionary and information technology sectors also hampered results. The Fund’s mix of stocks in the materials sector added value.

Q	How did the Fund’s call writing affect its performance?

A	In keeping with our investment approach, we wrote index call options on a portion of the market value of the equities in the portfolio, primarily on the Japanese, United Kingdom and European indices. The sale of call options obligates us to buy an index at a specified price, also known as the “strike price.” Although the Fund retains the proceeds from the sale of an option, the payment may not exceed the increase in the value of the index, as call options are exercised and we pay the purchaser the increase in value. This was the case during the semi-annual period, when the global stock indices rose.

In general, we targeted 4% in annual premiums. Because volatility was quite high, we only had to write call options covering about 20% of the market value of the equities in the portfolio to achieve this target. We mention this because the amount of overwriting limits the ability of the Fund to participate in market rallies.

Q	What was the Fund’s dividend yield during the reporting period?

A	While maintaining industry and sector weights consistent with the MSCI EAFE Index, we favor stocks with higher dividend yields. The dividend yield of the Fund during the reporting period was 5.0% compared to 4.4% of the MSCI EAFE Index. The Fund’s dividend yield served to enhance its quarterly net income distributions.

Q	Among individual holdings, which stocks contributed most to the Fund’s results?

A	The portfolio benefited from overweighted positions in Telefonaktiebolaget LM Ericsson, a global Swedish telecommunications supplier; Parmalat, the multinational Italian dairy and food corporation; and Kazakhmys, an international mining and metals company with principal operations in Kazakhstan and the surrounding region.

Q	Which individual stock holdings detracted most during the semi-annual period?

A	Detracting were underweighted positions in Japanese automaker Honda Motor and European financial institution UniCredit Group. An overweighted position in French international media conglomerate Vivendi SA also hampered returns.

Q	What changes or enhancements did you make to your quantitative model during the six-month reporting period?

A	We continuously look for ways to improve our process. Accordingly, during the second quarter of 2009, we started implementing enhancements in our non-U.S. risk models in a multi-stage rollout. A key feature is the dynamic adjustment of volatility decay rates based on the market environment, which we expect to help us react in a more timely manner to changing markets. We plan to introduce additional enhancements during the next several months.

Goldman Sachs Quantitative Investment Strategies Group

New York, July 30, 2009

FUND BASICS

International Equity Dividend and Premium Fund
as of June 30, 2009

PERFORMANCE REVIEW

January 1, 2009–	Fund Total Return		Barclays Capital Global
June 30, 2009	(based on NAV)[1]	MSCI EAFE Index[2]	Aggregate Bond Index[3]

Class A	5.70%	7.95%	1.52%
Class C	5.24	7.95	1.52%
Institutional	5.49	7.95	1.52%

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The MSCI EAFE Index (unhedged and net of dividend withholding taxes) is an unmanaged market capitalization-weighted composite of securities in 21 developed markets. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[3]	The Barclays Capital Global Aggregate Bond Index (formerly known as the Lehman Brothers Global Aggregate Bond Index) represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 6/30/09	One Year	Since Inception	Inception Date

Class A	-30.45%	-25.95%	1/31/08
Class C	-28.64	-24.20	1/31/08
Institutional	-27.24	-23.37	1/31/08

[4]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	2.66%
Class C	2.05	3.41
Institutional	0.90	2.26

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/096

		Since Inception
Class A Shares	One Year	(1/31/08)

Returns before taxes*	-30.45%	-25.95%
Returns after taxes on distributions**	-30.62	-26.18
Returns after taxes on distributions***	-19.45	-21.66
and sale of Fund shares

[6]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

TOP 10 PORTFOLIO HOLDINGS AS OF 6/30/097

	% of Net
Company	Assets	Line of Business	Country

BP PLC ADR	2.6%	Energy	United Kingdom
Nestle SA (Registered)	1.6	Food, Beverage & Tobacco	Switzerland
Eni SpA	1.5	Energy	Italy
Banco Santander SA	1.4	Banks	Spain
Toyota Motor Corp.	1.3	Automobiles & Components	Japan
Total SA	1.3	Energy	France
BHP Billiton PLC	1.2	Materials	United Kingdom
Novartis AG (Registered)	1.2	Pharmaceuticals	Switzerland
France Telecom SA	1.2	Telecommunication Services	France
HSBC Holdings PLC	1.2	Banks	United Kingdom

[7]	The top 10 holdings may not be representative of the Fund’s future or current investments.

FUND BASICS

SECTOR ALLOCATION AS OF 6/30/098

Percentage of Investment Portfolio

[8]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Short-term investment represents an investment company.

INVESTMENT PROCESS

What Differentiates the Goldman Sachs Global
Structured Tax-Management Process?

In managing money for many of the world’s wealthiest taxable investors, Goldman Sachs often constructs a diversified investment portfolio around a tax-managed core. With the Goldman Sachs Structured Tax-Managed Equity Fund and Structured
International Tax-Managed Equity Fund, investors can access Goldman Sachs’ tax-smart investment expertise while capitalizing on this same strategic approach to portfolio construction.

Goldman Sachs Global Structured Tax-Management Investment Process

Goldman Sachs Global Structured Tax-Management investment process is a disciplined quantitative approach that has been consistently applied since 1989. With the Structured Tax-Managed Equity Fund and the Structured International Tax-Managed Equity Fund, the Structured investment process is enhanced with an additional layer that seeks to maximize after-tax returns.

■ Comprehensive ■ Extensive ■ Rigorous ■ Fundamental ■ Objective ■ Insightful
Advantage: Daily analysis of approximately 10,000 U.S. and International equity securities using a proprietary model.

■ Benchmark driven ■ Sector and size neutral ■ Tax optimized
Tax optimization is an additional layer that is built into the existing structured investment process — a distinct advantage. While other managers may simply seek to minimize taxable distributions through a low turnover strategy, this extension of the structured investment process seeks to maximize after-tax returns — the true objective of every taxable investor.
Advantage: Value added through stock selection — not market timing, industry rotation or style bias.

■ A fully invested, style-consistent portfolio ■ Broad access to the total U.S. and International equity market ■ A consistent goal of seeking to maximize after-tax risk-adjusted returns

PORTFOLIO RESULTS

Structured Tax-Managed Equity Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six months ended June 30, 2009.

Q	How did the Goldman Sachs Structured Tax-Managed Equity Fund (the “Fund”) perform during the semi-annual period ended June 30, 2009?

A	During the six-month period ended June 30, 2009, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of -1.25%, -1.58%, -1.58%, -0.96% and -1.24%, respectively. These returns compare to the 4.20% cumulative total return of the Fund’s benchmark, the Russell 3000 Index (with dividends reinvested), over the same time period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by the Fund’s different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term.

During the reporting period, all six of the Fund’s themes detracted from its relative returns. Profitability, which assesses whether a company is earning more than its cost of capital, hurt results the most. Momentum also hampered performance. Momentum predicts drift in stock prices caused by under-reaction to company-specific information.

Also detracting were the Fund’s themes — Management, Sentiment, Valuation and Quality. The Management theme assesses a company’s management strategy and behavior. Sentiment reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals.

Q	How successful was your stock selection during the reporting period?

A	The Fund seeks to provide investors with a tax-efficient means for maintaining broadly diversified exposure to the entire U.S. equity market, ranging from large- to small-cap stocks. During the six-month reporting period, stock selection detracted from the Fund’s relative performance.

Q	Among individual holdings, which stocks contributed most to the Fund’s results?

A	Our stock picks in the telecommunication services and information technology sectors added modestly to performance. Most advantageous were overweighted positions in software maker Microsoft, wireless carrier Sprint Nextel, and real estate company Simon Property Group.

Q	Which individual stock holdings detracted most during the semi-annual period?

A	Stock selection in the energy and consumer discretionary sectors hurt results most. An underweighted position in diversified financial company JPMorgan Chase hindered performance. Also detracting were overweighted positions in oil and gas companies Exxon Mobil and Devon Energy, global manufacturing and technology firm Emerson Electric, and bank holding company Cathay General Bancorp.

PORTFOLIO RESULTS

Q	What changes or enhancements did you make to your quantitative model during the six-month reporting period?

A	We continuously look for ways to improve our investment process. Accordingly, during the first quarter of 2009, we added a new factor to our global models (excluding emerging markets) which extends the Fund’s Momentum theme by examining additional relationships across firms. This enhancement is part of our ongoing research effort in developing cross-company linkage signals. We believe that this new factor has predictive ability and should further add value to our process over time.

During the second quarter of 2009, we introduced an enhanced risk model to our process. The key features are the dynamic adjustment of volatility decay rates based on the market environment; the decomposition of factor exposures into different lags; and the use of short-term interest as a control factor. The expected benefits of these rather complex features are the ability to react to changing markets in a more timely manner, avoiding stale exposures and better managing active exposure to heavily shorted companies.

Goldman Sachs Quantitative Investment Strategies Group

New York, July 30, 2009

FUND BASICS

Structured Tax-Managed Equity Fund
as of June 30, 2009

PERFORMANCE REVIEW

	Fund Total Return
January 1, 2009–June 30, 2009	(based on NAV)[1]	Russell 3000 Index[2]

Class A	-1.25%	4.20%
Class B	-1.58	4.20
Class C	-1.58	4.20
Institutional	-0.96	4.20
Service	-1.24	4.20

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the investable U.S. equity market. Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/09	One Year	Five Years	Since Inception	Inception Date

Class A	-33.36%	-4.32%	-3.86%	4/3/00
Class B	-33.57	-4.35	-3.99	4/3/00
Class C	-30.69	-3.96	-4.00	4/3/00
Institutional	-29.15	-2.84	-2.87	4/3/00
Service	-29.57	-3.34	-3.36	4/3/00

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.09%	1.27%
Class B	1.84	2.02
Class C	1.84	2.02
Institutional	0.69	0.87
Service	1.19	1.37

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/095

			Since Inception
Class A Shares	One Year	Five Years	(4/3/00)

Returns before taxes*	-33.36%	-4.32%	-3.86%
Returns after taxes on distributions**	-33.45	-4.40	-3.92
Returns after taxes on distributions*** and sale of Fund shares	-21.54	-3.59	-3.18

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

FUND BASICS

TOP 10 PORTFOLIO HOLDINGS AS OF 6/30/096

Holding	% of Net Assets	Line of Business

Microsoft Corp.	4.2%	Software & Services
Pfizer, Inc.	2.8	Pharmaceuticals, Biotechnology & Life Sciences
Exxon Mobil Corp.	2.7	Energy
United Parcel Service, Inc. Class B	2.3	Transportation
Intel Corp.	2.3	Semiconductors & Semiconductor Equipment
Lorillard, Inc.	2.1	Food, Beverage & Tobacco
Wal-Mart Stores, Inc.	2.1	Food & Staples Retailing
Accenture Ltd. Class A	2.0	Software & Services
Johnson & Johnson	2.0	Pharmaceuticals, Biotechnology & Life Sciences
Genzyme Corp.	1.9	Pharmaceuticals, Biotechnology & Life Sciences

6 The top 10 holdings may not be representative of the Fund’s future or current investments.

SECTOR ALLOCATION AS OF 6/30/097

Percentage of Investment Portfolio

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total value of investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending reinvestment vehicle represents 12.0% of the Fund’s net assets at June 30, 2009. Short-term investment represents an investment company.

PORTFOLIO RESULTS

Structured International Tax-Managed Equity Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six months ended June 30, 2009.

Q	How did the Goldman Sachs Structured International Tax-Managed Equity Fund (the “Fund”) perform during the semi-annual period ended June 30, 2009?

A	During the six-month period ended June 30, 2009, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 1.81%, 1.65% and 2.15%, respectively. These returns compare to the 7.95% cumulative total return of the Fund’s benchmark, the MSCI EAFE Index (unhedged, with dividends reinvested), during the same time period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by the Fund’s different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term.

Overall, the Fund underperformed its benchmark during the six months, with Management hurting results the most. Management assesses a company’s management strategy and behavior. Other detractors were Sentiment, Momentum, and Quality. Sentiment reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. The Momentum theme predicts drift in stock prices caused by under-reaction to company-specific information. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals.

Profitability, which assesses whether a company is earning more than its cost of capital, contributed the most to the Fund’s performance.

The Valuation theme’s impact was neutral. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value.

Q	How successful was your stock selection during the reporting period?

A	The Fund seeks to provide investors with a tax-efficient means for maintaining broadly diversified exposure to the entire EAFE equity market. During the six-month reporting period, stock selection detracted from the Fund’s relative performance.

Q	Among individual holdings, which stocks contributed most to the Fund’s results?

A	Our stock picks in the consumer discretionary sector added modestly to the Fund’s performance. Contributing most were overweighted positions in Spanish bank holding company Banco Santander, Japanese automobile maker Nissan Motor, and natural gas company BG Group.

Q	Which individual stock holdings detracted most during the semi-annual period?

A	Stock selection in the financials, consumer staples and utilities sectors hurt results the most. Detracting were overweighted positions in Japanese natural gas company Osaka Gas, Japanese telecommunications firm Nippon Telegraph & Telephone, and French-based global pharmaceutical company Sanofi-Aventis.

PORTFOLIO RESULTS

Q	What changes or enhancements did you make to your quantitative model during the six-month reporting period?

A	We continuously look for ways to improve our investment process. Accordingly, during the first quarter of 2009, we added a new factor to our global models (excluding emerging markets), which extends the Fund’s Momentum theme by examining additional relationships across firms. This enhancement is part of our ongoing research effort in developing cross-company linkage signals. We believe that this new factor has predictive ability and should further add value to our process over time.

During the second quarter of 2009, we started implementing enhancements in our non-U.S. risk models in a multi-stage rollout. A key feature is the dynamic adjustment of volatility decay rates based on the market environment, which we expect to help us react in a more timely manner to changing markets. We plan to introduce additional enhancements during the next several months.

Goldman Sachs Quantitative Investment Strategies Group

New York, July 30, 2009

FUND BASICS

Structured International Tax-Managed Equity Fund
as of June 30, 2009

PERFORMANCE REVIEW

	Fund Total Return
January 1, 2009–June 30, 2009	(based on NAV)[1]	MSCI EAFE Index[2]

Class A	1.81%	7.95%
Class C	1.65	7.95
Institutional	2.15	7.95

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged MSCI EAFE Index (unhedged and net of dividend withholding taxes) is a market capitalization-weighted composite of securities in 21 developed markets. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/09	One Year	Since Inception	Inception Date

Class A	-38.58%	-30.21%	1/31/08
Class C	-36.09	-27.83	1/31/08
Institutional	-34.75	-27.07	1/31/08

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	1.65%
Class C	2.01	2.40
Institutional	0.86	1.25

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 6/30/095

		Since Inception
Class A Shares	One Year	(1/31/08)

Returns before taxes*	-38.58%	-30.21%
Returns after taxes on distributions**	-38.79	-30.37
Returns after taxes on distributions*** and sale of Fund shares	-24.72	-25.34

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.
*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.
**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.
***	Returns After Taxes on Distributions and Sale of Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

TOP 10 PORTFOLIO HOLDINGS AS OF 6/30/096

	% of Net
Company	Assets	Line of Business	Country

BP PLC ADR	3.7%	Energy	United Kingdom
BHP Billiton Ltd.	3.2	Materials	Australia
Banco Santander SA	2.7	Banks	Spain
Sanofi-Aventis SA	2.6	Pharmaceuticals, Biotechnology & Life Sciences	France
Total SA	1.7	Energy	France
Standard Chartered PLC	1.7	Banks	United Kingdom
GlaxoSmithKline PLC ADR	1.5	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom
Nestle SA (Registered)	1.4	Food, Beverage & Tobacco	Switzerland
WM Morrison Supermarkets PLC	1.3	Food & Staples Retailing	United Kingdom
BAE Systems PLC	1.2	Capital Goods	United Kingdom

[6]	The top 10 holdings may not be representative of the Fund’s future or current investments.

FUND BASICS

SECTOR ALLOCATION AS OF 6/30/097

Percentage of Investment Portfolio

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total value of investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending reinvestment vehicle represents 1.3% of the Fund’s net assets at June 30, 2009. Short-term investment represents an investment company.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%

Automobiles & Components – 0.6%
106,600	Ford Motor Co.*	$647,062
33,800	Johnson Controls, Inc.	734,136

		1,381,198

Banks – 2.8%
6,000	Associated Banc-Corp	75,000
4,700	BancorpSouth, Inc.	96,491
7,800	Bank of Hawaii Corp.	279,474
1,800	City National Corp.	66,306
6,400	Fulton Financial Corp.	33,344
54,700	New York Community Bancorp, Inc.	584,743
15,700	Popular, Inc.	34,540
60,600	U.S. Bancorp	1,085,952
35,025	Valley National Bancorp	409,793
6,400	Webster Financial Corp.	51,520
141,400	Wells Fargo & Co.	3,430,364
4,200	Whitney Holding Corp.	38,472
6,000	Wilmington Trust Corp.	81,960

		6,267,959

Capital Goods – 7.5%
26,200	3M Co.	1,574,620
52,150	Caterpillar, Inc.(a)	1,723,036
29,000	Deere & Co.	1,158,550
16,000	Eaton Corp.	713,760
51,600	Emerson Electric Co.	1,671,840
301,650	General Electric Co.(a)	3,535,338
45,400	Honeywell International, Inc.	1,425,560
12,000	Lockheed Martin Corp.	967,800
7,600	SPX Corp.	372,172
4,600	SunPower Corp. Class A*	122,544
3,600	Terex Corp.*	43,452
43,650	The Boeing Co.	1,855,125
4,000	Timken Co.	68,320
34,750	United Technologies Corp.	1,805,610

		17,037,727

Commercial & Professional Services – 1.0%
26,400	Avery Dennison Corp.	677,952
30,100	Pitney Bowes, Inc.	660,093
52,000	R.R. Donnelley & Sons Co.	604,240
57,900	Steelcase, Inc. Class A	336,978

		2,279,263

Consumer Durables & Apparel – 0.7%
20,200	Jones Apparel Group, Inc.	216,746
61,800	Leggett & Platt, Inc.	941,214
7,600	M.D.C. Holdings, Inc.	228,836
6,900	Toll Brothers, Inc.*	117,093

		1,503,889

Consumer Services – 1.1%
25,600	Brinker International, Inc.	435,968
26,700	McDonald’s Corp.	1,534,983

25,300	Starwood Hotels & Resorts Worldwide, Inc.	561,660

		2,532,611

Diversified Financials – 7.3%
59,400	American Express Co.	1,380,456
231,081	Bank of America Corp.(a)	3,050,269
158,800	Citigroup, Inc.	471,636
1,500	CME Group, Inc.	466,665
31,900	Federated Investors, Inc. Class B	768,471
137,850	JPMorgan Chase & Co.(a)	4,702,064
49,100	Morgan Stanley	1,399,841
12,900	Raymond James Financial, Inc.	222,009
17,300	State Street Corp.	816,560
31,400	T. Rowe Price Group, Inc.	1,308,438
38,400	The Bank of New York Mellon Corp.	1,125,504
54,400	The Charles Schwab Corp.	954,176
2,000	The Student Loan Corp.	74,400

		16,740,489

Energy – 12.2%
4,200	Alpha Natural Resources, Inc.*	110,334
14,800	Arch Coal, Inc.	227,476
48,000	Chesapeake Energy Corp.	951,840
72,800	Chevron Corp.(a)(b)	4,823,000
91,050	ConocoPhillips	3,829,563
14,900	Devon Energy Corp.	812,050
23,500	Diamond Offshore Drilling, Inc.	1,951,675
134,200	Exxon Mobil Corp.(a)	9,381,922
6,000	Frontier Oil Corp.	78,660
4,400	Marathon Oil Corp.	132,572
40,000	Occidental Petroleum Corp.	2,632,400
17,700	Petrohawk Energy Corp.*	394,710
6,600	Plains Exploration & Production Co.*	180,576
6,900	Quicksilver Resources, Inc.*	64,101
38,300	Schlumberger Ltd.	2,072,413
8,600	Weatherford International Ltd.*	168,216
3,200	Whiting Petroleum Corp.*	112,512

		27,924,020

Food & Staples Retailing – 1.9%
34,650	CVS/Caremark Corp.	1,104,295
66,200	Wal-Mart Stores, Inc.	3,206,728

		4,311,023

Food, Beverage & Tobacco – 5.6%
105,150	Altria Group, Inc.(a)	1,723,409
39,900	H. J. Heinz Co.	1,424,430
73,091	Kraft Foods, Inc. Class A	1,852,126
43,600	PepsiCo, Inc.	2,396,256
56,650	Philip Morris International, Inc.	2,471,073
62,350	The Coca-Cola Co.	2,992,176

		12,859,470

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)

Health Care Equipment & Services – 1.7%
18,700	Baxter International, Inc.	$990,352
45,100	Medtronic, Inc.	1,573,539
2,600	Teleflex, Inc.	116,558
50,150	UnitedHealth Group, Inc.	1,252,747

		3,933,196

Household & Personal Products – 2.5%
7,800	Colgate-Palmolive Co.	551,772
23,800	Kimberly-Clark Corp.	1,247,834
77,500	The Procter & Gamble Co.	3,960,250

		5,759,856

Insurance – 2.2%
5,400	ACE Ltd.	238,842
16,300	Aflac, Inc.	506,767
39,700	Ambac Financial Group, Inc.	36,524
33,200	Cincinnati Financial Corp.	742,020
8,700	Fidelity National Financial, Inc. Class A	117,711
2,300	First American Corp.	59,593
4,900	Mercury General Corp.	163,807
40,000	MetLife, Inc.	1,200,400
29,300	Old Republic International Corp.	288,605
7,500	OneBeacon Insurance Group Ltd. Class A	87,675
17,500	Protective Life Corp.	200,200
20,600	Prudential Financial, Inc.	766,732
3,200	StanCorp Financial Group, Inc.	91,776
13,700	The Travelers Companies, Inc.	562,248
3,900	Unitrin, Inc.	46,878

		5,109,778

Materials – 4.0%
3,500	Cabot Corp.	44,030
4,600	Cliffs Natural Resources, Inc.	112,562
90,500	E.I. du Pont de Nemours & Co.(a)	2,318,610
15,800	Freeport-McMoRan Copper & Gold, Inc.	791,738
30,600	Huntsman Corp.	153,918
800	Martin Marietta Materials, Inc.	63,104
57,800	MeadWestvaco Corp.	948,498
16,800	Monsanto Co.	1,248,912
14,000	Newmont Mining Corp.	572,180
21,500	Nucor Corp.	955,245
14,600	PPG Industries, Inc.	640,940
20,900	RPM International, Inc.	293,436
5,200	Sonoco Products Co.	124,540
16,500	Steel Dynamics, Inc.	243,045
33,600	The Dow Chemical Co.	542,304
3,800	Walter Energy, Inc.	137,712

		9,190,774

Media – 2.6%
3,800	Cablevision Systems Corp. Class A	73,758
118,800	Comcast Corp. Class A	1,721,412
37,100	Comcast Corp. Special Class A	523,110

45,000	News Corp. Class B	475,650
46,600	Regal Entertainment Group Class A	619,314
7,550	The McClatchy Co. Class A	3,775
38,000	The McGraw-Hill Companies, Inc.	1,144,180
60,700	The Walt Disney Co.(b)	1,416,131
2	Time Warner Cable, Inc.	63
2	Time Warner, Inc.	51

		5,977,444

Pharmaceuticals, Biotechnology & Life Sciences – 10.4%
45,900	Abbott Laboratories	2,159,136
28,300	Amgen, Inc.*	1,498,202
131,450	Bristol-Myers Squibb Co.	2,669,749
11,100	Celgene Corp.*	531,024
90,100	Eli Lilly & Co.	3,121,064
14,900	Gilead Sciences, Inc.*	697,916
67,600	Johnson & Johnson(a)	3,839,680
66,650	Merck & Co., Inc.	1,863,534
352,000	Pfizer, Inc.(a)(b)	5,280,000
48,800	Wyeth	2,215,032

		23,875,337

Real Estate Investment Trust – 1.1%
27,800	BRE Properties, Inc.	660,528
8,400	Camden Property Trust	231,840
54,617	CBL & Associates Properties, Inc.	294,385
58,600	Developers Diversified Realty Corp.	285,968
1,300	Essex Property Trust, Inc.	80,899
27,200	HCP, Inc.	576,368
39,500	HRPT Properties Trust	160,370
198	The Macerich Co.	3,487
9,100	UDR, Inc.	94,003

		2,387,848

Retailing – 3.0%
4,700	Amazon.com, Inc.*	393,202
6,800	Barnes & Noble, Inc.	140,284
36,800	Foot Locker, Inc.	385,296
42,800	J.C. Penney Co., Inc.	1,228,788
62,600	Lowe’s Companies, Inc.	1,215,066
27,600	Target Corp.	1,089,372
101,800	The Home Depot, Inc.	2,405,534

		6,857,542

Semiconductors & Semiconductor Equipment – 3.7%
254,950	Intel Corp.	4,219,423
38,600	Intersil Corp. Class A	485,202
38,900	Linear Technology Corp.	908,315
39,600	Maxim Integrated Products, Inc.	621,324
102,500	Microchip Technology, Inc.	2,311,375

		8,545,639

Software & Services – 6.5%
9,030	Google, Inc. Class A*	3,806,958
365,750	Microsoft Corp.(a)	8,693,877

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)

35,300	Oracle Corp.	$756,126
62,600	Paychex, Inc.	1,577,520
200	VeriFone Holdings, Inc.*	1,502

		14,835,983

Technology Hardware & Equipment – 6.4%
34,750	Apple, Inc.*(a)	4,949,442
187,900	Cisco Systems, Inc.*	3,502,456
51,300	Corning, Inc.	823,878
14,900	Diebold, Inc.	392,764
87,800	Hewlett-Packard Co.	3,393,470
62,400	Molex, Inc.	970,320
43,200	Molex, Inc. Class A	621,216

		14,653,546

Telecommunication Services – 5.4%
191,728	AT&T, Inc.(a)(b)	4,762,524
17,100	CenturyTel, Inc.	524,970
268,500	Frontier Communications Corp.	1,917,090
10,900	NII Holdings, Inc.*	207,863
94,000	Verizon Communications, Inc.	2,888,620
255,900	Windstream Corp.	2,139,324

		12,440,391

Transportation – 1.8%
16,700	CSX Corp.	578,321
7,100	Delta Air Lines, Inc.*	41,109
19,400	Norfolk Southern Corp.	730,798
19,400	Union Pacific Corp.	1,009,964
35,950	United Parcel Service, Inc. Class B	1,797,140

		4,157,332

Utilities – 5.5%
7,000	AGL Resources, Inc.	222,600
9,800	Alliant Energy Corp.	256,074
32,500	American Electric Power Co., Inc.	938,925
6,900	Aqua America, Inc.	123,510
67,700	CenterPoint Energy, Inc.	750,116
47,000	Consolidated Edison, Inc.	1,758,740
89,450	Duke Energy Corp.	1,305,076
26,400	Exelon Corp.	1,351,944

25,000	Great Plains Energy, Inc.	388,750
6,200	Hawaiian Electric Industries, Inc.	118,172
17,600	Integrys Energy Group, Inc.	527,824
2,700	MDU Resources Group, Inc.	51,219
101,600	NiSource, Inc.	1,184,656
7,400	NSTAR	237,614
11,200	Oneok, Inc.	330,288
30,100	Progress Energy, Inc.	1,138,683
52,400	Southern Co.	1,632,784
9,400	Vectren Corp.	220,242

		12,537,217

TOTAL COMMON STOCKS
(Cost $257,635,885)		$223,099,532

Shares	Rate	Value

Investment Company(c) – 2.7%

JPMorgan U.S. Government Money Market Fund – Capital Shares
6,230,720	0.236%	$6,230,720
(Cost $6,230,720)

TOTAL INVESTMENTS – 100.2%
(Cost $263,866,605)		$229,330,252

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(424,343)

NET ASSETS – 100.0%		$228,905,909

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

S&P 500 E-mini	81	September 2009	$3,707,775	$(1,917)

WRITTEN OPTIONS — For the six months ended June 30, 2009, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2008	305	$1,799,195

Contracts written	1,198	3,962,842
Contracts expired	(305)	(1,799,195)
Contracts bought to close	(463)	(1,689,487)

Contracts Outstanding June 30, 2009	735	$2,273,355

At June 30, 2009, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index	735	$950	September 2009	$(1,852,200)
(Premiums Received $2,273,355)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 91.6%

Australia – 6.7%
1,597	AGL Energy Ltd. (Utilities)	$17,282
6,884	AMP Ltd. (Insurance)	26,971
13,056	Aristocrat Leisure Ltd. (Consumer Services)	39,780
30,174	Arrow Energy Ltd. (Energy)*	85,701
14,155	Australia & New Zealand Banking Group Ltd. (Banks)	187,588
8,034	BHP Billiton Ltd. (Materials)	220,098
104,679	BlueScope Steel Ltd. (Materials)	212,258
5,306	CFS Retail Property Trust (REIT)	7,030
6,559	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	45,456
12,687	Commonwealth Bank of Australia (Banks)	397,685
3,527	Harvey Norman Holdings Ltd. (Retailing)	9,350
24,548	Incitec Pivot Ltd. (Materials)	46,717
1,022	Lend Lease Corp. Ltd. (Real Estate)	5,751
8,139	Macquarie Airports (Transportation)	15,131
731	Macquarie Group Ltd. (Diversified Financials)	22,885
6,548	Newcrest Mining Ltd. (Materials)	160,041
32,412	OneSteel Ltd. (Materials)	66,995
34,084	Qantas Airways Ltd. (Transportation)(a)	55,192
5,819	QBE Insurance Group Ltd. (Insurance)	93,116
7,531	Sonic Healthcare Ltd. (Health Care Equipment & Services)	74,701
14,060	Stockland (REIT)	36,268
22,824	Telstra Corp. Ltd. (Telecommunication Services)	62,283
4,438	Toll Holdings Ltd. (Transportation)	22,271
9,411	Wesfarmers Ltd. (Food & Staples Retailing)	171,351
3,179	Wesfarmers Ltd. Price Protected Shares (Food & Staples Retailing)	60,080
13,476	Westfield Group (REIT)	123,336
16,783	Westpac Banking Corp. (Banks)	273,054
4,088	Woodside Petroleum Ltd. (Energy)	141,224

		2,679,595

Austria – 0.5%
1,314	Erste Group Bank AG (Banks)	35,673
845	Raiffeisen International Bank Holding AG (Banks)	29,498
4,591	Voestalpine AG (Materials)	126,454

		191,625

Belgium – 0.4%
912	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	33,069
6,200	Dexia SA (Banks)*	47,330

20,489	Fortis (Diversified Financials)*	70,155
1,493	KBC Groep NV (Banks)*	27,455

		178,009

China – 0.0%
13,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	8,452

Denmark – 0.6%
10	A.P. Moller – Maersk A/S Class B (Transportation)	59,916
1,080	Carlsberg A/S Class B (Food, Beverage & Tobacco)	69,282
719	Danske Bank A/S (Banks)*	12,404
1,312	Vestas Wind Systems A/S (Capital Goods)*	94,155

		235,757

Finland – 1.7%
1,362	Kesko Oyj Class B (Food & Staples Retailing)	36,074
8,973	Nokia Oyj (Technology Hardware & Equipment)	131,428
24,233	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)	380,070
7,004	Rautaruukki Oyj (Materials)	140,481

		688,053

France – 9.5%
788	Accor SA (Consumer Services)	31,396
722	Alstom SA (Capital Goods)	42,870
13,434	AXA SA (Insurance)	254,264
6,850	Cap Gemini SA (Software & Services)	253,514
294	Carrefour SA (Food & Staples Retailing)	12,608
3,441	Casino Guichard Perrachon SA (Food & Staples Retailing)	233,043
1,140	Christian Dior SA (Consumer Durables & Apparel)	85,396
532	Compagnie de Saint-Gobain (Capital Goods)	17,901
1,157	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	66,263
2,953	Credit Agricole SA (Banks)	37,025
2,622	Danone (Food, Beverage & Tobacco)	130,011
21,248	France Telecom SA (Telecommunication Services)	483,467
2,844	GDF Suez (Utilities)	106,457
396	Lafarge SA (Materials)*	26,943
2,483	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	190,429

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)

2,320	Neopost SA (Technology Hardware & Equipment)	$208,907
753	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)	44,494
5,949	Schneider Electric SA (Capital Goods)	455,323
2,454	Societe Generale (Banks)	134,701
9,240	Total SA (Energy)(a)	500,812
555	Unibail-Rodamco SE (REIT)	82,980
1,452	Vallourec SA (Capital Goods)	177,474
203	Vinci SA (Capital Goods)	9,160
9,207	Vivendi (Media)(a)	221,003

		3,806,441

Germany – 8.0%
3,178	Allianz SE (Registered) (Insurance)	293,145
3,466	BASF SE (Materials)	138,091
1,449	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	77,869
5,346	Commerzbank AG (Banks)*	33,325
9,137	Daimler AG (Registered) (Automobiles & Components)(a)	331,815
3,099	Deutsche Bank AG (Registered) (Diversified Financials)	188,390
865	Deutsche Boerse AG (Diversified Financials)	67,318
18,829	Deutsche Lufthansa AG (Registered) (Transportation)	236,466
6,052	Deutsche Post AG (Registered) (Transportation)	79,021
18,014	Deutsche Telekom AG (Registered) (Telecommunication Services)	212,970
7,948	E.ON AG (Utilities)	282,136
953	K+S AG (Materials)	53,755
1,168	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	157,803
726	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	48,867
1,485	RWE AG (Utilities)	117,106
5,141	RWE AG Preference Shares (Utilities)	343,309
1,148	SAP AG (Software & Services)	46,285
2,268	Siemens AG (Registered) (Capital Goods)	156,837
6,068	Suedzucker AG (Food, Beverage & Tobacco)	122,986
4,393	ThyssenKrupp AG (Materials)	109,440
152	Volkswagen AG (Automobiles & Components)	51,495
719	Volkswagen AG Preference Shares (Automobiles & Components)	50,314

		3,198,743

Greece – 0.5%
2,642	National Bank of Greece SA (Banks)*	73,292
4,137	OPAP SA (Consumer Services)	110,313

		183,605

Hong Kong – 2.2%
300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,534
14,500	BOC Hong Kong (Holdings) Ltd. (Banks)	25,229
5,000	Cathay Pacific Airways Ltd. (Transportation)	6,859
7,000	Cheung Kong Holdings Ltd. (Real Estate)	80,039
1,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	3,503
8,500	CLP Holdings Ltd. (Utilities)	56,322
5,600	Esprit Holdings Ltd. (Retailing)	31,113
15,000	Genting Singapore PLC (Consumer Services)*	7,022
4,000	Hang Lung Group Ltd. (Real Estate)	18,718
10,000	Hang Lung Properties Ltd. (Real Estate)	32,930
3,900	Hang Seng Bank Ltd. (Banks)	54,585
6,000	Henderson Land Development Co. Ltd. (Real Estate)	34,237
18,000	Hong Kong & China Gas Co. Ltd. (Utilities)	37,785
6,000	Hong Kong Electric Holdings Ltd. (Utilities)	33,331
4,700	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	72,646
1,500	Hopewell Holdings Ltd. (Real Estate)	4,684
11,000	Hutchison Whampoa Ltd. (Capital Goods)	71,557
3,036	Hysan Development Co. Ltd. (Real Estate)	7,774
5,000	Kerry Properties Ltd. (Real Estate)	21,780
10,000	Li & Fung Ltd. (Retailing)	26,700
6,000	MTR Corp. Ltd. (Transportation)	17,924
3,000	New World Development Ltd. (Real Estate)	5,400
1,000	Noble Group Ltd. (Capital Goods)	1,246
500	Orient Overseas International Ltd. (Transportation)	2,122
4,000	Shangri-La Asia Ltd. (Consumer Services)	5,908
12,000	Sino Land Co. (Real Estate)	19,755
7,000	Sun Hung Kai Properties Ltd. (Real Estate)	86,925
5,000	Swire Pacific Ltd. Class A (Real Estate)	50,190

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)

7,820	The Bank of East Asia Ltd. (Banks)	$23,699
10,173	The Link Real Estate Investment Trust (REIT)	21,621
1,000	The Wharf (Holdings) Ltd. (Real Estate)	4,216
2,000	Wheelock & Co. Ltd. (Real Estate)	5,140
500	Wing Hang Bank Ltd. (Banks)	4,364
2,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	4,705

		881,563

Italy – 3.5%
3,240	A2A SpA (Utilities)	5,921
3,024	Banco Popolare Societa Cooperativa (Banks)*	22,614
59,290	Enel SpA (Utilities)	289,448
25,868	Eni SpA (Energy)	613,511
2,914	Exor SpA (Diversified Financials)	41,942
33,048	Intesa Sanpaolo SpA (Banks)*	106,795
18,793	Snam Rete Gas SpA (Utilities)	82,553
97,816	Telecom Italia SpA (Telecommunication Services)	96,360
55,405	UniCredit SpA (Banks)*	140,135

		1,399,279

Japan – 22.0%
450	Acom Co. Ltd. (Diversified Financials)	11,215
4,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	31,643
3,000	Amada Co. Ltd. (Capital Goods)	18,592
15,000	Asahi Kasei Corp. (Materials)	76,106
2,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	88,280
6,900	Bridgestone Corp. (Automobiles & Components)	108,085
5,800	Canon, Inc. (Technology Hardware & Equipment)(a)	189,451
14,000	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	125,395
3,700	Chubu Electric Power Co., Inc. (Utilities)	85,447
8,000	Chuo Mitsui Trust Holdings, Inc. (Banks)	30,482
500	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	9,563
5,000	Cosmo Oil Co. Ltd. (Energy)	16,928
2,900	Credit Saison Co. Ltd. (Diversified Financials)	36,785
2,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	27,384
3,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	67,828

200	Daito Trust Construction Co. Ltd. (Real Estate)	9,431
2,000	Daiwa House Industry Co. Ltd. (Real Estate)	21,506
8,000	Daiwa Securities Group, Inc. (Diversified Financials)	47,538
500	Denso Corp. (Automobiles & Components)	12,816
1,200	East Japan Railway Co. (Transportation)	72,247
3,300	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	117,167
1,200	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	38,190
15,000	Fujitsu Ltd. (Technology Hardware & Equipment)	81,483
4,000	Fukuoka Financial Group, Inc. (Banks)	17,889
4,000	GS Yuasa Corp. (Capital Goods)	35,100
1,100	Hikari Tsushin, Inc. (Retailing)	24,798
400	Hitachi Chemical Co. Ltd. (Materials)	6,440
1,000	Hitachi Metals Ltd. (Materials)	8,512
1,600	Hokkaido Electric Power Co., Inc. (Utilities)	29,958
14,000	Honda Motor Co. Ltd. (Automobiles & Components)	385,152
400	Ito En Ltd. (Food, Beverage & Tobacco)	5,689
26,000	ITOCHU Corp. (Capital Goods)	180,420
2	Japan Real Estate Investment Corp. (REIT)	16,590
23	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	71,894
2,500	JS Group Corp. (Capital Goods)	38,583
4,000	Kaneka Corp. (Materials)	28,423
1,000	Kao Corp. (Household & Personal Products)	21,760
12,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	49,225
1	KDDI Corp. (Telecommunication Services)	5,306
3,000	Kikkoman Corp. (Food, Beverage & Tobacco)	30,043
4,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	55,806
9,000	Komatsu Ltd. (Capital Goods)	138,956
5,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	52,242
2,600	Kyushu Electric Power Co., Inc. (Utilities)	55,956
2,100	Lawson, Inc. (Food & Staples Retailing)	92,434
18,300	Marui Group Co. Ltd. (Retailing)	128,100

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

13,000	Mazda Motor Corp. (Automobiles & Components)	$33,247
12,000	Minebea Co. Ltd. (Capital Goods)	51,069
7,500	Mitsubishi Chemical Holdings Corp. (Materials)	31,723
10,700	Mitsubishi Corp. (Capital Goods)	197,449
5,000	Mitsubishi Estate Co. Ltd. (Real Estate)	83,008
4,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	21,809
16,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	66,213
50,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	311,827
150	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	4,890
7,000	Mitsui Chemicals, Inc. (Materials)	22,314
17,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	39,932
4,000	Mitsui Fudosan Co. Ltd. (Real Estate)	69,377
15,000	Mitsui OSK Lines Ltd. (Transportation)	96,935
2,500	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	65,402
2,600	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	55,540
57,600	Mizuho Financial Group, Inc. (Banks)	133,824
600	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	25,608
20,000	NEC Corp. (Technology Hardware & Equipment)*	78,232
3,000	NGK Insulators Ltd. (Capital Goods)	61,145
600	Nintendo Co. Ltd. (Software & Services)(a)	166,053
3	Nippon Building Fund, Inc. (REIT)	25,644
25,000	Nippon Express Co. Ltd. (Transportation)	113,493
12,000	Nippon Oil Corp. (Energy)	70,662
1,900	Nippon Paper Group, Inc. (Materials)	49,151
13,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	37,880
1,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	65,161
3,000	Nippon Yusen Kabushiki Kaisha (Transportation)	12,918
1,000	Nipponkoa Insurance Co., Ltd.. (Insurance)	5,818
3,000	Nissan Chemical Industries Ltd. (Materials)	33,724

3,900	Nissan Motor Co. Ltd. (Automobiles & Components)	23,669
14,200	Nomura Holdings, Inc. (Diversified Financials)	119,860
10,000	NSK Ltd. (Capital Goods)	50,622
152	NTT DoCoMo, Inc. (Telecommunication Services)	222,321
1,000	Odakyu Electric Railway Co. Ltd. (Transportation)	8,549
800	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	35,488
9,000	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	57,835
1,500	Oracle Corp. Japan (Software & Services)	55,009
5,600	Panasonic Corp. (Consumer Durables & Apparel)(a)	75,447
3,000	Panasonic Electric Works Co. Ltd. (Capital Goods)	28,355
3,900	Resona Holdings, Inc. (Banks)	54,668
22,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	283,408
1,800	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	131,288
100	Sankyo Co. Ltd. (Consumer Durables & Apparel)	5,334
2,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	12,537
16,000	Sekisui House Ltd. (Consumer Durables & Apparel)	162,047
3,100	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	72,703
600	Shin-Etsu Chemical Co. Ltd. (Materials)	27,827
5,000	Shinsei Bank Ltd. (Banks)*	7,983
4,000	Shiseido Co. Ltd. (Household & Personal Products)	65,439
40,000	Showa Denko K.K. (Materials)	71,342
800	Softbank Corp. (Telecommunication Services)	15,585
13,600	Sojitz Corp. (Capital Goods)	29,825
5,000	Sompo Japan Insurance, Inc. (Insurance)	33,318
4	Sony Financial Holdings, Inc. (Insurance)	11,029
6,000	Sumitomo Corp. (Capital Goods)	60,988
8,600	Sumitomo Electric Industries Ltd. (Capital Goods)	96,421
104,000	Sumitomo Metal Industries Ltd. (Materials)	276,461
4,000	Sumitomo Metal Mining Co. Ltd. (Materials)	56,191
2,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	93,070

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

3,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	$54,776
6,200	Sumitomo Rubber Industries, Inc. (Automobiles & Components)	49,844
2,000	Suruga Bank Ltd. (Banks)	19,135
1,500	T&D Holdings, Inc. (Insurance)	42,856
3,000	Taisei Corp. (Capital Goods)	7,232
4,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	167,184
1,000	The Bank of Kyoto Ltd. (Banks)	9,269
6,000	The Bank of Yokohama Ltd. (Banks)	32,115
5,000	The Chiba Bank Ltd. (Banks)	32,632
1,000	The Gunma Bank Ltd. (Banks)	5,559
1,000	The Iyo Bank Ltd. (Banks)	10,193
6,000	The Japan Steel Works, Ltd. (Capital Goods)	73,944
4,000	The Joyo Bank Ltd. (Banks)	20,409
4,200	The Kansai Electric Power Co., Inc. (Utilities)	92,645
4,000	The Shizuoka Bank Ltd. (Banks)	39,587
11,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	59,025
4,300	The Tokyo Electric Power Co., Inc. (Utilities)	110,559
4,700	Tohoku Electric Power Co., Inc. (Utilities)	98,179
4,500	Tokio Marine Holdings, Inc. (Insurance)	123,555
1,000	Tokyu Corp. (Transportation)	5,045
3,000	Tosoh Corp. (Materials)	8,486
14,100	Toyota Motor Corp. (Automobiles & Components)(a)	533,225
16	West Japan Railway Co. (Transportation)	52,912
2,000	Yamato Holdings Co. Ltd. (Transportation)	26,592
200	Yamato Kogyo Co. Ltd. (Materials)	5,888

		8,758,351

Netherlands – 4.4%
9,076	Aegon NV (Insurance)	56,190
3,499	Akzo Nobel NV (Materials)	154,666
1,055	ASML Holding NV (Semiconductors & Semiconductor Equipment)	22,867
14,056	ING Groep NV CVA (Diversified Financials)	142,401
4,793	Koninklijke DSM NV (Materials)	150,723
5,759	Koninklijke Philips Electronics NV (Capital Goods)	106,328
17,806	Royal Dutch Shell PLC Class A (Energy)	446,167

13,852	Royal Dutch Shell PLC Class B (Energy)	348,730
13,852	Unilever NV CVA (Food, Beverage & Tobacco)	335,025

		1,763,097

New Zealand – 0.1%
6,194	Fletcher Building Ltd. (Materials)	26,276

Norway – 0.4%
11,600	DnB NOR ASA (Banks)*	88,635
4,200	Orkla ASA (Capital Goods)	30,540
1,950	Yara International ASA (Materials)	54,899

		174,074

Singapore – 1.2%
5,000	Ascendas Real Estate Investment Trust (REIT)	5,451
14,000	CapitaLand Ltd. (Real Estate)	35,596
10,000	CapitaMall Trust (REIT)	9,618
1,000	City Developments Ltd. (Real Estate)	5,893
3,000	ComfortDelgro Corp. Ltd. (Transportation)	2,643
6,000	DBS Group Holdings Ltd. (Banks)	48,643
5,000	Fraser and Neave Ltd. (Capital Goods)	13,397
29,440	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	7,673
1,000	Jardine Cycle & Carriage Ltd. (Retailing)	13,199
9,000	Keppel Corp. Ltd. (Capital Goods)	42,661
4,000	Neptune Orient Lines Ltd. (Transportation)	4,061
1,000	Olam International Ltd. (Food & Staples Retailing)	1,667
8,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	37,391
6,000	SembCorp Industries Ltd. (Capital Goods)	12,442
1,000	SembCorp Marine Ltd. (Capital Goods)	1,843
2,000	Singapore Airlines Ltd. (Transportation)	18,310
4,000	Singapore Exchange Ltd. (Diversified Financials)	19,479
5,000	Singapore Press Holdings Ltd. (Media)	10,880
4,000	Singapore Technologies Engineering Ltd. (Capital Goods)	6,740
33,000	Singapore Telecommunications Ltd. (Telecommunication Services)	68,084
9,000	United Overseas Bank Ltd. (Banks)	90,817
3,000	UOL Group Ltd. (Real Estate)	6,807
3,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	10,348

		473,643

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)

Spain – 3.9%
33,094	Banco Bilbao Vizcaya Argentaria SA (Banks)	$416,702
46,047	Banco Santander SA (Banks)	556,622
3,459	Grupo Ferrovial SA (Capital Goods)	111,492
7,952	Iberdrola SA (Utilities)	64,845
17,061	Telefonica SA (Telecommunication Services)	387,447

		1,537,108

Sweden – 1.9%
6,430	Atlas Copco AB Class A (Capital Goods)	64,745
7,540	Electrolux AB (Consumer Durables & Apparel)*	105,482
2,901	Getinge AB Class B (Health Care Equipment & Services)	38,085
20,094	Nordea Bank AB (Banks)	159,695
6,541	Sandvik AB (Capital Goods)	48,752
23,817	Skandinaviska Enskilda Banken AB Class A (Banks)*	105,339
7,192	Skanska AB Class B (Capital Goods)	80,692
1,353	SSAB AB Class A (Materials)	15,802
5,456	Swedbank AB Class A (Banks)*	31,896
1,600	Swedish Match AB (Food, Beverage & Tobacco)	26,065
12,225	Volvo AB Class B (Capital Goods)	75,716

		752,269

Switzerland – 6.7%
953	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	49,951
7,029	Credit Suisse Group AG (Registered) (Diversified Financials)	322,041
2,786	Holcim Ltd. (Registered) (Materials)*	158,619
635	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	63,168
16,721	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	631,359
7,013	Nobel Biocare Holding AG (Health Care Equipment & Services)	153,471
11,949	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	486,411
2,709	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	369,107
322	Swatch Group AG (Consumer Durables & Apparel)	51,824
245	Swiss Life Holding (Registered) (Insurance)*	21,205
665	Swiss Re (Registered) (Insurance)	22,096

568	Synthes, Inc. (Health Care Equipment & Services)	54,923
12,295	UBS AG (Registered) (Diversified Financials)*	150,963
696	Zurich Financial Services AG (Registered) (Insurance)	123,020

		2,658,158

United Kingdom – 17.4%
5,787	3i Group PLC (Diversified Financials)	23,151
8,388	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	369,848
14,793	Aviva PLC (Insurance)	83,290
9,427	BAE Systems PLC (Capital Goods)	52,678
78,224	Barclays PLC (Banks)	363,511
21,799	BHP Billiton PLC (Materials)	491,320
21,453	BP PLC ADR (Energy)(b)	1,022,879
12,483	British American Tobacco PLC (Food, Beverage & Tobacco)(a)	344,589
59,822	BT Group PLC Class A (Telecommunication Services)	100,232
8,808	Bunzl PLC (Capital Goods)	73,042
18,955	Diageo PLC (Food, Beverage & Tobacco)	272,253
7,897	Firstgroup PLC (Transportation)	46,632
4,754	G4S PLC (Commercial & Professional Services)	16,374
9,580	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	338,557
7,511	Hammerson PLC (REIT)	38,087
56,232	HSBC Holdings PLC (Banks)	468,479
4,091	ICAP PLC (Diversified Financials)	30,470
1,614	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	42,008
5,945	Investec PLC (Diversified Financials)	32,027
29,703	Kingfisher PLC (Retailing)	87,145
36,648	Ladbrokes PLC (Consumer Services)	111,059
3,777	Land Securities Group PLC (REIT)	29,372
80,929	Lloyds Banking Group PLC (Banks)	93,294
2,672	Man Group PLC (Diversified Financials)	12,248
18,048	Marks & Spencer Group PLC (Retailing)	91,009
3,153	National Grid PLC (Utilities)	28,452
31,802	Prudential PLC (Insurance)	217,382
28,401	Rexam PLC (Materials)	133,490
6,334	Rio Tinto PLC (Materials)	219,356
2,091	Severn Trent PLC (Utilities)	37,707
4,607	Smiths Group PLC (Capital Goods)	53,307
14,014	Standard Chartered PLC (Banks)	263,506

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)

14,089	Tesco PLC (Food & Staples Retailing)	$82,278
1,998	The British Land Co. PLC (REIT)	12,581
27,694	The Sage Group PLC (Software & Services)	81,370
6,249	Thomson Reuters PLC (Media)	178,730
46,920	Tomkins PLC (Capital Goods)	114,452
5,363	Unilever PLC (Food, Beverage & Tobacco)(a)	126,042
19,108	United Utilities Group PLC (Utilities)	156,687
3,039	Vedanta Resources PLC (Materials)	64,698
22,933	Vodafone Group PLC ADR (Telecommunication Services)(b)	446,964
3,344	Wolseley PLC (Capital Goods)*	64,015

		6,914,571

TOTAL COMMON STOCKS
(Cost $37,683,146)		$36,508,669

			Expiration
Units	Description		Month	Value

Rights* – 0.0%

Singapore – 0.0%
5,004	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco	)	07/09	$700
(Cost $23)

Warrant* – 0.0%

Singapore – 0.0%
2,001	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco	)	07/12	$—
(Cost $0)

Shares	Rate	Value

Investment Company(c) – 9.2%

JPMorgan U.S. Government Money Market Fund – Capital Shares
3,654,807	0.236%	$3,654,807
(Cost $3,654,807)

TOTAL INVESTMENTS – 100.8%
(Cost $41,337,976)		$40,164,176

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(337,034)

NET ASSETS – 100.0%		$39,827,142

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is held as collateral for call options written.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

Investment Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	46	September 2009	$1,547,456	$9,615
FTSE 100 Index	10	September 2009	693,945	(590)
TSE TOPIX Index	9	September 2009	863,705	7,752

TOTAL				$16,777

WRITTEN OPTIONS — For the six months ended June 30, 2009, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2008	39	$142,738

Contracts written	254	569,343
Contracts expired	(39)	(142,738)
Contracts assigned	(97)	(207,105)

Contracts Outstanding June 30, 2009	157	$362,238

At June 30, 2009, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

Dow Jones EURO STOXX 50 Index	105	EUR 2,450	September 2009	$(143,322)
FTSE 100 Index	25	GBP 4,300	September 2009	(62,312)
Nikkei-225 Stock Average	27	JPY 10,500	September 2009	(70,004)

TOTAL (Premiums Received $362,238)	157			$(275,638)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%

Automobiles & Components – 1.4%
4,102	BorgWarner, Inc.	$140,083
17,249	Exide Technologies*	64,339
21,986	Federal Mogul Corp.*	207,768
13,023	Ford Motor Co.*	79,049
72,218	Johnson Controls, Inc.	1,568,575
56,709	TRW Automotive Holdings Corp.*(a)	640,812

		2,700,626

Banks – 2.5%
57,207	BB&T Corp.	1,257,410
5,935	Hudson City Bancorp, Inc.	78,876
17,416	International Bancshares Corp.	179,559
26,979	U.S. Bancorp	483,464
119,537	Wells Fargo & Co.	2,899,967

		4,899,276

Capital Goods – 6.3%
4,099	Alliant Techsystems, Inc.*(a)	337,594
28,876	Belden, Inc.	482,229
31,968	Deere & Co.	1,277,122
45,708	Emerson Electric Co.	1,480,939
12,893	EnerSys*	234,524
13,555	General Cable Corp.*(a)	509,397
133,360	General Electric Co.	1,562,979
4,103	Jacobs Engineering Group, Inc.*	172,708
3,442	Joy Global, Inc.	122,948
19,381	KBR, Inc.	357,386
13,873	L-3 Communications Holdings, Inc.	962,509
13,476	Lockheed Martin Corp.	1,086,839
9,989	NACCO Industries, Inc. Class A	286,884
49,778	Northrop Grumman Corp.	2,273,859
5,874	Quanex Building Products Corp.	65,906
13,370	Rockwell Automation, Inc.(a)	429,444
660	Roper Industries, Inc.	29,905
21,665	Trinity Industries, Inc.(a)	295,077
13,415	Tyco International Ltd.	348,522

		12,316,771

Commercial & Professional Services – 0.4%
17,876	HNI Corp.	322,841
5,223	Manpower, Inc.	221,142
11,797	MPS Group, Inc.*	90,129
19,905	R.R. Donnelley & Sons Co.	231,296

		865,408

Consumer Durables & Apparel – 0.8%
6,278	Blyth, Inc.	205,856
71,637	Harman International Industries, Inc.(a)	1,346,775
11,311	La-Z-Boy, Inc.	53,388

		1,606,019

Consumer Services – 0.5%
18,083	Carnival Corp.(a)	465,999
7,425	Choice Hotels International, Inc.	197,579
2,508	Domino’s Pizza, Inc.*	18,785

6,785	Penn National Gaming, Inc.*(a)	197,511
341	Wyndham Worldwide Corp.	4,133

		884,007

Diversified Financials – 5.9%
70,784	Advance America, Cash Advance Centers, Inc.	313,573
9,572	Affiliated Managers Group, Inc.*(a)	556,995
38,090	Allied Capital Corp.(a)	132,553
19,835	American Express Co.	460,965
23,696	Ameriprise Financial, Inc.	575,102
73,235	Apollo Investment Corp.	439,410
184,209	Bank of America Corp.	2,431,559
19,057	BlackRock Kelso Capital Corp.	118,725
3,963	BlackRock, Inc.(a)	695,189
5,548	Calamos Asset Management, Inc. Class A	78,282
131,644	Citigroup, Inc.(a)	390,983
1,205	CME Group, Inc.	374,888
1,818	Cohen & Steers, Inc.	27,179
10,200	Eaton Vance Corp.(a)	272,850
7,189	FBR Capital Markets Corp.*	33,788
26,719	Federated Investors, Inc. Class B(a)	643,661
2,052	GAMCO Investors, Inc. Class A	99,522
7,371	Hercules Technology Growth Capital, Inc.	61,622
3,748	IntercontinentalExchange, Inc.*	428,172
19,998	MCG Capital Corp.*	48,595
23,217	MF Global Ltd.*(a)	137,677
10,121	Moody’s Corp.(a)	266,688
13,578	Pzena Investment Management, Inc. Class A	102,921
47,161	T. Rowe Price Group, Inc.(a)	1,965,199
3,826	The NASDAQ OMX Group, Inc.*	81,532
31,349	Waddell & Reed Financial, Inc. Class A	826,673

		11,564,303

Energy – 10.6%
29,206	Alpha Natural Resources, Inc.*	767,242
12,115	Basic Energy Services, Inc.*	82,746
6,721	Berry Petroleum Co. Class A(a)	124,943
3,741	Bill Barrett Corp.*(a)	102,728
47,228	Cal Dive International, Inc.*(a)	407,578
21,839	Chevron Corp.	1,446,834
50,830	Cimarex Energy Co.	1,440,522
1,241	Complete Production Services, Inc.*	7,893
67,844	Devon Energy Corp.	3,697,498
75,277	Exxon Mobil Corp.	5,262,615
3,606	Hess Corp.	193,823
11,190	Key Energy Services, Inc.*	64,454
17,979	Mariner Energy, Inc.*	211,253
78,950	Patterson-UTI Energy, Inc.(a)	1,015,297
5,552	Peabody Energy Corp.	167,448
6,124	Petroquest Energy, Inc.*(a)	22,598
9,171	Schlumberger Ltd.	496,243

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)

31,116	St. Mary Land & Exploration Co.(a)	$649,391
11,601	Sunoco, Inc.	269,143
6,817	Swift Energy Co.*(a)	113,503
8,116	Unit Corp.*	223,758
139,027	Valero Energy Corp.	2,348,166
83,976	Venoco, Inc.*	644,096
11,795	Willbros Group, Inc.*	147,555
3,132	World Fuel Services Corp.	129,132
18,916	XTO Energy, Inc.	721,456

		20,757,915

Food & Staples Retailing – 2.1%
82,911	Wal-Mart Stores, Inc.	4,016,209

Food, Beverage & Tobacco – 7.9%
78,766	Archer-Daniels-Midland Co.	2,108,566
10,491	Bunge Ltd.(a)	632,083
15,172	Coca-Cola Enterprises, Inc.	252,614
48,352	Hansen Natural Corp.*(a)	1,490,209
19,699	Hormel Foods Corp.	680,403
60,456	Lorillard, Inc.	4,097,103
54,075	PepsiCo, Inc.	2,971,962
30,230	Philip Morris International, Inc.	1,318,633
19,500	Sanderson Farms, Inc.(a)	877,500
14,551	The Coca-Cola Co.	698,302
17,608	Tyson Foods, Inc. Class A	222,037
6,414	Universal Corp.	212,367

		15,561,779

Health Care Equipment & Services – 1.8%
10,030	AMN Healthcare Services, Inc.*	64,002
1,524	Assisted Living Concepts, Inc. Class A*	22,174
84,566	Coventry Health Care, Inc.*(a)	1,582,230
6,275	Hill-Rom Holdings, Inc.	101,781
14,061	Hologic, Inc.*	200,088
17,834	Humana, Inc.*(a)	575,325
29,479	Kindred Healthcare, Inc.*	364,655
4,573	Medtronic, Inc.	159,552
22,212	Nighthawk Radiology Holdings, Inc.*	82,184
8,976	Zimmer Holdings, Inc.*	382,378

		3,534,369

Household & Personal Products – 1.7%
64,362	The Procter & Gamble Co.	3,288,898

Insurance – 2.1%
8,832	Aflac, Inc.	274,587
22,075	Lincoln National Corp.	379,911
18,505	MetLife, Inc.	555,335
18,173	Prudential Financial, Inc.	676,399
22,426	The Allstate Corp.	547,194
18,941	The Progressive Corp.*	286,199
17,352	The Travelers Companies, Inc.	712,126
38,693	Unum Group	613,671

		4,045,422

Materials – 2.7%
2,353	Brush Engineered Materials, Inc.*	39,413
31,970	Buckeye Technologies, Inc.*	143,545
5,325	Commercial Metals Co.	85,360
3,065	Eastman Chemical Co.	116,164
28,621	Huntsman Corp.(a)	143,964
32,766	Kaiser Aluminum Corp.	1,176,627
6,151	Newmont Mining Corp.	251,391
2,473	Nucor Corp.	109,875
41,374	Reliance Steel & Aluminum Co.	1,588,348
12,698	Schnitzer Steel Industries, Inc. Class A	671,216
15,312	The Dow Chemical Co.	247,136
31,075	Westlake Chemical Corp.(a)	633,619
12,119	Worthington Industries, Inc.	155,002

		5,361,660

Media – 3.2%
3,202	Ascent Media Corp. Class A*	85,109
16,748	Belo Corp. Class A	29,979
66,879	Comcast Corp. Special Class A	942,994
1,456	Discovery Communications, Inc. Class A*	32,833
104,541	News Corp. Class A	952,368
59,307	News Corp. Class B(a)	626,875
46,094	Scripps Networks Interactive, Inc. Class A(a)	1,282,796
92,688	Time Warner, Inc.	2,334,811

		6,287,765

Pharmaceuticals, Biotechnology & Life Sciences – 12.2%
67,422	Amgen, Inc.*	3,569,321
71,042	Bristol-Myers Squibb Co.	1,442,863
26,953	Eli Lilly & Co.	933,652
38,899	Facet Biotech Corp.*	361,372
17,560	Forest Laboratories, Inc.*	440,932
68,491	Genzyme Corp.*	3,812,894
2,409	Gilead Sciences, Inc.*	112,837
67,412	Johnson & Johnson	3,829,002
3,942	MAP Pharmaceuticals, Inc.*	48,171
44,887	Merck & Co., Inc.	1,255,040
369,612	Pfizer, Inc.	5,544,180
54,483	Wyeth	2,472,983

		23,823,247

Real Estate Investment Trust – 2.9%
15,901	AvalonBay Communities, Inc.	889,502
8,031	BRE Properties, Inc.	190,817
27,833	Federal Realty Investment Trust(a)	1,433,956
8,842	Host Hotels & Resorts, Inc.	74,185
36,307	Liberty Property Trust	836,513
28,767	Plum Creek Timber Co., Inc.(a)	856,681
26,543	Rayonier, Inc.(a)	964,838
9,465	Simon Property Group, Inc.(a)	486,785
107	Vornado Realty Trust	4,830

		5,738,107

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Retailing – 5.2%
8,682	99 Cents Only Stores*(a)	$117,902
6,224	Brown Shoe Co., Inc.	45,062
7,244	Chico’s FAS, Inc.*(a)	70,484
9,711	Citi Trends, Inc.*	251,321
62,364	Dollar Tree, Inc.*	2,625,524
4,723	Dress Barn, Inc.*(a)	67,539
48,601	Family Dollar Stores, Inc.	1,375,408
76,282	Fred’s, Inc. Class A	961,153
25,930	Genesco, Inc.*	486,706
7,158	HSN, Inc.*	75,660
41,875	Liberty Media Corp. – Interactive Class A*	209,794
43,313	Ross Stores, Inc.(a)	1,671,882
9,180	The Childrens Place Retail Stores, Inc.*(a)	242,628
33,371	The Gap, Inc.	547,284
40,246	The TJX Companies, Inc.	1,266,139
13,169	Ticketmaster Entertainment, Inc.*	84,545
3,282	Tuesday Morning Corp.*	11,060
5,611	Zale Corp.*	19,302

		10,129,393

Semiconductors & Semiconductor Equipment – 4.1%
35,114	Applied Micro Circuits Corp.*	285,477
39,623	CSR PLC*	229,048
27,574	Cypress Semiconductor Corp.*	253,681
6,172	Fairchild Semiconductor International, Inc.*	43,142
271,801	Intel Corp.	4,498,307
4,439	Intersil Corp. Class A	55,798
170,390	Lattice Semiconductor Corp.*	320,333
24,363	MIPS Technologies, Inc.*	73,089
47,698	RF Micro Devices, Inc.*(a)	179,344
29,595	Silicon Image, Inc.*	68,068
3,857	Standard Microsystems Corp.*	78,876
72,738	Texas Instruments, Inc.	1,549,319
32,160	Zoran Corp.*	350,544

		7,985,026

Software & Services – 8.4%
115,039	Accenture Ltd. Class A	3,849,205
7,996	Adobe Systems, Inc.*	226,287
4,004	Autodesk, Inc.*	75,996
71,423	eBay, Inc.*(a)	1,223,476
867	Electronic Arts, Inc.*	18,831
16,165	Marchex, Inc. Class B	54,476
349,930	Microsoft Corp.	8,317,836
40,545	ModusLink Global Solutions, Inc.*	278,139
17,471	NeuStar, Inc. Class A*	387,157
999	Oracle Corp.	21,399
74,391	RealNetworks, Inc.*	222,429
48,351	Symantec Corp.*	752,342
28,410	Symyx Technologies, Inc.*	166,198
76,469	Valueclick, Inc.*	804,454
5,724	Web.com Group, Inc.*	32,226

		16,430,451

Technology Hardware & Equipment – 7.3%
3,278	ADC Telecommunications, Inc.*	26,093
9,588	Apple, Inc.*	1,365,619
24,339	Arrow Electronics, Inc.*	516,960
57,470	Avnet, Inc.*	1,208,594
3,237	Brightpoint, Inc.*	20,296
157,661	Cisco Systems, Inc.*	2,938,801
12,745	Cray, Inc.*	100,431
43,504	Harris Stratex Networks, Inc. Class A*	281,906
89,397	Ingram Micro, Inc. Class A*(a)	1,564,448
23,034	International Business Machines Corp.	2,405,210
224,633	Powerwave Technologies, Inc.*(a)	361,659
34,451	QUALCOMM, Inc.	1,557,185
70,040	Quantum Corp.*	58,133
120,417	Seagate Technology	1,259,562
14,129	ShoreTel, Inc.*	113,032
2,776	STEC, Inc.*	64,375
16,208	Sun Microsystems, Inc.*	149,438
8,291	Western Digital Corp.*	219,712

		14,211,454

Telecommunication Services – 2.6%
102,442	AT&T, Inc.(b)	2,544,659
5,549	Embarq Corp.	233,391
26,322	NII Holdings, Inc.*	501,961
211,529	Sprint Nextel Corp.*	1,017,454
49,075	Syniverse Holdings, Inc.*	786,672

		5,084,137

Transportation – 2.4%
90,207	United Parcel Service, Inc. Class B	4,509,448
24,237	UTi Worldwide, Inc.*	276,302

		4,785,750

Utilities – 2.7%
171,096	Duke Energy Corp.	2,496,290
56,127	Exelon Corp.	2,874,264

		5,370,554

TOTAL COMMON STOCKS
(Cost $187,112,291)		$191,248,546

Shares	Rate	Value

Investment Company(c) – 3.0%

JPMorgan U.S. Government Money Market Fund – Capital Shares
5,925,871	0.236%	$5,925,871
(Cost $5,925,871)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $193,038,162)		$197,174,417

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(c)(d) – 12.0%

Boston Global Investment Trust – Enhanced Portfolio II
23,517,835	0.282%	$23,447,281
(Cost $23,299,453)

TOTAL INVESTMENTS – 112.7%
(Cost $216,337,615)		$220,621,698

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.7)%		(24,821,866)

NET ASSETS – 100.0%		$195,799,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(d)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell 2000 Mini Index	6	September 2009	$304,320	$4,384
S&P 500 E-mini	82	September 2009	3,753,550	38,236

TOTAL				$42,620

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%

Australia – 7.1%
15,155	AGL Energy Ltd. (Utilities)	$163,999
20,687	Amcor Ltd. (Materials)	83,183
38,136	Australia & New Zealand Banking Group Ltd. (Banks)	505,396
10,047	Bendigo and Adelaide Bank Ltd. (Banks)	56,137
51,765	BHP Billiton Ltd. (Materials)	1,418,145
19,371	Caltex Australia Ltd. (Energy)	215,123
37,588	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	260,498
449	Cochlear Ltd. (Health Care Equipment & Services)	20,842
14,884	Commonwealth Bank of Australia (Banks)	466,551
6,539	Computershare Ltd. (Software & Services)	47,395
1,023	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	26,451
9,790	Fairfax Media Ltd. (Media)	9,594
75,165	Incitec Pivot Ltd. (Materials)	143,046
9,403	Lion Nathan Ltd. (Food, Beverage & Tobacco)	87,582
191,146	Macquarie Airports (Transportation)	355,349
4,888	Macquarie Group Ltd. (Diversified Financials)	153,026
41,898	Metcash Ltd. (Food & Staples Retailing)	145,430
29,268	Mirvac Group (REIT)	25,362
26,376	National Australia Bank Ltd. (Banks)	475,195
69,827	OZ Minerals Ltd. (Materials)	51,191
3,979	Rio Tinto Ltd. (Materials)	166,208
58,921	Suncorp-Metway Ltd. (Insurance)	316,789
42,305	Tatts Group Ltd. (Consumer Services)	86,677
6,575	Wesfarmers Ltd. (Food & Staples Retailing)	119,715
876	Wesfarmers Ltd. Price Protected Shares (Food & Staples Retailing)	16,555
39,020	Westfield Group (REIT)	357,122
23,434	Westpac Banking Corp. (Banks)	381,263
664	Woodside Petroleum Ltd. (Energy)	22,939
3,557	Woolworths Ltd. (Food & Staples Retailing)	75,465
4,856	WorleyParsons Ltd. (Energy)	92,547

		6,344,775

Austria – 0.8%
10,620	OMV AG (Energy)	399,255
9,177	Raiffeisen International Bank Holding AG (Banks)	320,360
777	Vienna Insurance Group (Insurance)	33,871

		753,486

Belgium – 0.4%
4,128	Delhaize Group (Food & Staples Retailing)	290,627
1,271	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	40,816

		331,443

Bermuda – 0.2%
14,400	Seadrill Ltd. (Energy)	207,383

China – 0.1%
116,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	75,418

Denmark – 0.6%
5	A.P. Moller – Maersk A/S Class B (Transportation)	29,958
6,131	Danske Bank A/S (Banks)*	105,770
22,894	DSV A/S (Transportation)*	283,963
2,709	William Demant Holding (Health Care Equipment & Services)*	140,289

		559,980

Finland – 1.5%
18,821	Elisa Oyj Class A (Telecommunication Services)	310,159
24,848	Kesko Oyj Class B (Food & Staples Retailing)	658,122
15,673	Nokia Oyj (Technology Hardware & Equipment)	229,563
5,625	Sampo Oyj Class A (Insurance)	106,357

		1,304,201

France – 9.0%
4,951	Accor SA (Consumer Services)	197,258
3,848	Alstom SA (Capital Goods)(a)	228,481
1,593	Atos Origin SA (Software & Services)*	54,244
7,734	AXA SA (Insurance)	146,380
2,011	BNP Paribas (Banks)	131,142
923	Casino Guichard Perrachon SA (Food & Staples Retailing)	62,510
1,451	Christian Dior SA (Consumer Durables & Apparel)	108,692
7,220	Compagne Generale de Geophysique-Veritas (Energy)*	130,701
4,469	GDF Suez (Utilities)	167,284
3,151	PPR (Retailing)	258,309
25,867	PSA Peugeot Citroen SA (Automobiles & Components)*	682,867
6,913	Safran SA (Capital Goods)	91,562
39,774	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,350,226
13,468	Schneider Electric SA (Capital Goods)	1,030,810
7,186	Technip SA (Energy)	354,342
28,692	Total SA (Energy)	1,555,118

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)

1,140	Unibail-Rodamco SE (REIT)	$170,445
12,248	Vivendi (Media)	293,998

		8,014,369

Germany – 7.4%
17,616	Adidas AG (Consumer Durables & Apparel)(a)	671,298
6,219	Allianz SE (Registered) (Insurance)	573,653
27,079	BASF SE (Materials)	1,078,869
1,341	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	72,065
5,810	Deutsche Bank AG (Registered) (Diversified Financials)	353,193
28,648	E.ON AG (Utilities)	1,016,940
16,641	Henkel AG & Co. KGaA (Household & Personal Products)	448,906
1,649	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	222,788
3,517	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	236,731
7,798	RWE AG (Utilities)	614,944
2,316	Salzgitter AG (Materials)	204,133
3,224	SAP AG (Software & Services)	129,986
3,715	Siemens AG (Registered) (Capital Goods)	256,900
22,716	Suedzucker AG (Food, Beverage & Tobacco)	460,405
10,492	ThyssenKrupp AG (Materials)	261,381

		6,602,192

Greece – 0.7%
3,940	Coca Cola Hellenic Bottling Co. SA (Food, Beverage & Tobacco)	81,207
4,609	EFG Eurobank Ergasias (Banks)*	48,480
114,722	Marfin Investment Group SA (Diversified Financials)*	492,314

		622,001

Hong Kong – 2.4%
66,000	BOC Hong Kong (Holdings) Ltd. (Banks)	114,834
11,000	Cheung Kong Holdings Ltd. (Real Estate)	125,775
9,500	CLP Holdings Ltd. (Utilities)	62,949
18,400	Esprit Holdings Ltd. (Retailing)	102,227
7,900	Hang Seng Bank Ltd. (Banks)	110,570
20,000	Hong Kong & China Gas Co. Ltd. (Utilities)	41,984
32,000	Hong Kong Electric Holdings Ltd. (Utilities)	177,764
8,700	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	134,471
23,000	Hutchison Whampoa Ltd. (Capital Goods)	149,618

68,399	Hysan Development Co. Ltd. (Real Estate)	175,144
4,000	Li & Fung Ltd. (Retailing)	10,680
188,000	New World Development Ltd. (Real Estate)	338,405
54,000	Noble Group Ltd. (Capital Goods)	67,304
48,608	NWS Holdings Ltd. (Capital Goods)	87,525
13,000	Orient Overseas International Ltd. (Transportation)	55,164
2,000	Sun Hung Kai Properties Ltd. (Real Estate)	24,836
26,000	Swire Pacific Ltd. Class A (Real Estate)	260,986
1,000	Television Broadcasts Ltd. (Media)	4,005
22,151	The Link Real Estate Investment Trust (REIT)	47,078
3,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	7,057

		2,098,376

Ireland – 0.6%
23,880	Kerry Group PLC Class A (Food, Beverage & Tobacco)	544,298

Italy – 3.0%
12,214	Assicurazioni Generali SpA (Insurance)	254,380
107,027	Enel SpA (Utilities)	522,496
5,238	Exor SpA (Diversified Financials)	75,392
21,666	Finmeccanica SpA (Capital Goods)	305,533
74,020	Intesa Sanpaolo SpA (Banks)*	239,196
441,502	Parmalat SpA (Food, Beverage & Tobacco)	1,066,354
82,624	UniCredit SpA (Banks)*	208,980

		2,672,331

Japan – 23.1%
8,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	63,285
59,000	Amada Co. Ltd. (Capital Goods)	365,635
35,000	Aozora Bank Ltd. (Banks)*	54,034
16,000	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	564,995
13,200	Brother Industries Ltd. (Technology Hardware & Equipment)	116,753
25,700	Canon, Inc. (Technology Hardware & Equipment)	839,465
66	Central Japan Railway Co. (Transportation)	405,734
56,900	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	496,463
6,400	Daito Trust Construction Co. Ltd. (Real Estate)	301,775
15,000	Daiwa House Industry Co. Ltd. (Real Estate)	161,296

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

9,000	Daiwa Securities Group, Inc. (Diversified Financials)	$53,480
13	Dena Co. Ltd. (Retailing)	43,405
6,700	Denso Corp. (Automobiles & Components)	171,739
9,700	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*	104,465
55,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)	90,818
67,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	270,688
220	Fuji Media Holdings, Inc. (Media)	331,078
77,000	Fukuoka Financial Group, Inc. (Banks)	344,361
28,000	Hino Motors Ltd. (Capital Goods)	87,174
31,400	Honda Motor Co. Ltd. (Automobiles & Components)	863,841
1,700	Idemitsu Kosan Co. Ltd. (Energy)	145,644
83,000	Isuzu Motors Ltd. (Automobiles & Components)	133,158
7	Japan Real Estate Investment Corp. (REIT)	58,064
6,900	JFE Holdings, Inc. (Materials)	231,821
15,000	Kaneka Corp. (Materials)	106,584
48,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	196,899
18,000	Kubota Corp. (Capital Goods)	148,229
6,000	Kyocera Corp. (Technology Hardware & Equipment)	450,445
3,500	Kyushu Electric Power Co., Inc. (Utilities)	75,325
46,200	Leopalace21 Corp. (Real Estate)	412,842
12,900	Mitsubishi Corp. (Capital Goods)	238,047
16,000	Mitsubishi Electric Corp. (Capital Goods)	101,122
8,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	43,619
10,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	114,886
19,000	Mitsui & Co. Ltd. (Capital Goods)	225,144
7,000	Mitsui Chemicals, Inc. (Materials)	22,314
41,000	Mitsui OSK Lines Ltd. (Transportation)	264,956
9,300	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	243,295
2,300	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	49,132
287,400	Mizuho Financial Group, Inc. (Banks)(a)	667,727
15,500	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	170,000
15,000	NGK Insulators Ltd. (Capital Goods)	305,726
2,700	Nintendo Co. Ltd. (Software & Services)	747,238
5	Nippon Building Fund, Inc. (REIT)	42,740

26,000	Nippon Express Co. Ltd. (Transportation)	118,033
70,500	Nippon Mining Holdings, Inc. (Energy)	364,309
8,000	Nippon Oil Corp. (Energy)	47,108
2,600	Nippon Paper Group, Inc. (Materials)	67,260
21,700	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	883,742
54,000	Nippon Yusen Kabushiki Kaisha (Transportation)	232,534
156,900	Nissan Motor Co. Ltd. (Automobiles & Components)	952,209
38,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	451,486
19,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	214,341
4,600	Omron Corp. (Technology Hardware & Equipment)	66,646
70,000	Osaka Gas Co. Ltd. (Utilities)	223,125
9,000	Panasonic Electric Works Co. Ltd. (Capital Goods)	85,064
7,000	Promise Co. Ltd. (Diversified Financials)	89,314
2,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	25,764
3,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	226,108
15,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	94,025
43,000	Sekisui House Ltd. (Consumer Durables & Apparel)	435,502
21,000	Sharp Corp. (Consumer Durables & Apparel)	217,859
2,200	Shin-Etsu Chemical Co. Ltd. (Materials)	102,034
40,000	Shinsei Bank Ltd. (Banks)*	63,862
10,000	Showa Denko K.K. (Materials)	17,835
50,000	Sompo Japan Insurance, Inc. (Insurance)	333,182
57,000	Sumitomo Chemical Co. Ltd. (Materials)	256,338
33,700	Sumitomo Corp. (Capital Goods)	342,550
10,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	44,486
12,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	522,002
16,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	657,071
45,000	The Bank of Yokohama Ltd. (Banks)	240,866
5,300	The Kansai Electric Power Co., Inc. (Utilities)	116,910
68,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	364,880
4,900	Tokio Marine Holdings, Inc. (Insurance)	134,538

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)

11,000	Tokuyama Corp. (Materials)	$80,743
64,000	Tokyo Gas Co. Ltd. (Utilities)	228,636
12,600	Tokyo Steel Manufacturing Co. Ltd. (Materials)	153,370
4,300	Toyo Seikan Kaisha Ltd. (Materials)	90,977
4,700	Toyota Motor Corp. (Automobiles & Components)	177,742
53	West Japan Railway Co. (Transportation)	175,273
5,800	Yamaha Corp. (Consumer Durables & Apparel)	72,290
41,000	Yamaha Motor Co. Ltd. (Automobiles & Components)	455,457
1,400	Yamato Kogyo Co. Ltd. (Materials)	41,216
28,900	Yokogawa Electric Corp. (Technology Hardware & Equipment)	194,757

		20,586,885

Luxembourg – 0.6%
13,515	ArcelorMittal (Materials)	447,252
1,935	Millicom International Cellular SA SDR SDR (Telecommunication Services)*	109,153

		556,405

Netherlands – 2.0%
25,745	Aegon NV (Insurance)	159,388
1,708	ASML Holding NV (Semiconductors & Semiconductor Equipment)	37,021
10,979	European Aeronautic Defence and Space Co. NV (Capital Goods)(a)	178,304
10,458	James Hardie Industries NV CDI (Materials)*	35,288
2,133	Koninklijke Boskalis Westminster NV (Capital Goods)(a)	48,554
34,300	Koninklijke DSM NV (Materials)	1,078,615
8,228	Koninklijke Philips Electronics NV (Capital Goods)	151,913
3,314	Royal Dutch Shell PLC Class A (Energy)	83,039

		1,772,122

New Zealand – 0.0%
14,781	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	25,946

Norway – 1.0%
24,400	DnB NOR ASA (Banks)*	186,440
12,000	StatoilHydro ASA (Energy)	237,038
25,400	Telenor ASA (Telecommunication Services)*	196,008
8,800	Yara International ASA (Materials)	247,748

		867,234

Portugal – 0.7%
84,223	EDP – Energias de Portugal SA (Utilities)	330,849
29,148	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	285,915

		616,764

Singapore – 1.2%
33,000	Ascendas Real Estate Investment Trust (REIT)	35,978
3,000	CapitaMall Trust (REIT)	2,885
14,000	City Developments Ltd. (Real Estate)	82,502
57,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	48,817
28,000	DBS Group Holdings Ltd. (Banks)	227,000
169,680	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	44,226
6,000	Jardine Cycle & Carriage Ltd. (Retailing)	79,195
11,000	Keppel Corp. Ltd. (Capital Goods)	52,141
7,000	Neptune Orient Lines Ltd. (Transportation)	7,106
34,985	Oversea-Chinese Banking Corp. Ltd. (Banks)	160,623
9,000	Singapore Airlines Ltd. (Transportation)	82,397
5,000	Singapore Exchange Ltd. (Diversified Financials)	24,348
9,000	Singapore Press Holdings Ltd. (Media)	19,585
44,000	Singapore Telecommunications Ltd. (Telecommunication Services)	90,778
40,000	StarHub Ltd. (Telecommunication Services)	58,975
12,000	UOL Group Ltd. (Real Estate)	27,229
13,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	44,839

		1,088,624

Spain – 4.4%
72,794	Banco Bilbao Vizcaya Argentaria SA (Banks)	916,583
199,368	Banco Santander SA (Banks)	2,409,984
15,840	Repsol YPF SA (Energy)	354,576
9,924	Telefonica SA (Telecommunication Services)	225,369

		3,906,512

Sweden – 2.4%
14,106	Alfa Laval AB (Capital Goods)(a)	135,186
12,289	Nordea Bank AB (Banks)	97,665
8,717	Skanska AB Class B (Capital Goods)	97,802
21,739	SKF AB Class B (Capital Goods)	268,689
8,823	Svenska Handelsbanken AB Class A (Banks)	167,313
5,582	Swedish Match AB (Food, Beverage & Tobacco)	90,936

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)

55,380	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	$545,572
138,955	TeliaSonera AB (Telecommunication Services)	731,348

		2,134,511

Switzerland – 7.0%
46,526	ABB Ltd. (Registered) (Capital Goods)*	734,677
3,073	Adecco SA (Commercial & Professional Services)	128,443
1,130	Baloise Holding AG (Registered) (Insurance)	84,031
448	BKW FMB Energie AG (Utilities)	32,987
23,568	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	491,353
7,415	Credit Suisse Group AG (Registered) (Diversified Financials)	339,725
12,822	Julius Baer Holding AG (Registered) (Diversified Financials)	498,676
2,659	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	264,511
33,720	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,273,215
13,230	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	538,557
7,306	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	995,458
2,737	Syngenta AG (Registered) (Materials)	636,807
17,100	UBS AG (Registered) (Diversified Financials)*	209,961

		6,228,401

United Kingdom – 20.4%
2,995	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	132,057
66,889	Aviva PLC (Insurance)	376,611
197,541	BAE Systems PLC (Capital Goods)	1,103,865
84,465	Barclays PLC (Banks)	392,513
63,720	BG Group PLC (Energy)	1,073,026
62,288	BHP Billiton PLC (Materials)	1,403,887
68,824	BP PLC ADR (Energy)(b)	3,281,528
16,128	Burberry Group PLC (Consumer Durables & Apparel)	112,399
30,131	Cadbury PLC (Food, Beverage & Tobacco)	257,551
39,883	Centrica PLC (Utilities)	146,651
20,159	Compass Group PLC (Consumer Services)	113,792
38,377	Drax Group PLC (Utilities)	277,797
33,163	Eurasian Natural Resources Corp. (Materials)	358,867

37,381	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,321,044
34,138	Hammerson PLC (REIT)	173,106
57,068	HSBC Holdings PLC (Banks)	475,444
13,609	Investec PLC (Diversified Financials)	73,314
174,367	J Sainsbury PLC (Food & Staples Retailing)	900,474
4,131	Kazakhmys PLC (Materials)	43,081
45,375	Kingfisher PLC (Retailing)	133,124
107,918	Legal & General Group PLC (Insurance)	100,941
59,883	Man Group PLC (Diversified Financials)	274,497
2,310	National Grid PLC (Utilities)	20,845
158,767	Old Mutual PLC (Insurance)	212,029
94,918	Rexam PLC (Materials)	446,133
8,695	Rio Tinto PLC (Materials)	301,121
80,540	Standard Chartered PLC (Banks)	1,514,397
171,418	Thomas Cook Group PLC (Consumer Services)	580,843
16,844	Thomson Reuters PLC (Media)	481,761
27,308	Tomkins PLC (Capital Goods)	66,612
15,969	TUI Travel PLC (Consumer Services)	61,044
37,761	Vodafone Group PLC ADR (Telecommunication Services)(b)	735,962
304,337	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,188,680

		18,134,996

TOTAL COMMON STOCKS
(Cost $68,334,370)		$86,048,653

		Expiration
Units	Description	Month	Value

Rights* – 0.0%

Australia – 0.0%
19,556	Mirvac Group (REIT)	07/09	$1,188
1	Rio Tinto Ltd. (Materials)	07/09	17

			1,205

Singapore – 0.0%
28,845	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	07/09	3,933

TOTAL RIGHTS
(Cost $11)			$5,138

Warrant* – 0.0%

Singapore – 0.0%
11,538	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	07/12	$—
(Cost $0)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Shares	Rate	Value

Investment Company(c) – 1.0%

JPMorgan U.S. Government Money Market Fund – Capital Shares
899,043	0.236%	$899,043
(Cost $899,043)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $69,233,424)		$86,952,834

Securities Lending Reinvestment Vehicle(c)(d) – 1.3%

Boston Global Investment Trust – Enhanced Portfolio II
1,105,521	0.282%	$1,102,204
(Cost $1,091,878)

TOTAL INVESTMENTS – 98.9%
(Cost $70,325,302)		$88,055,038

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		1,004,102

NET ASSETS – 100.0%		$89,059,140

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—	American Depositary Receipt
CDI	—	CHESS Depositary Interest
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	29	September 2009	$975,570	$(11,433)
FTSE 100 Index	6	September 2009	416,367	(8,506)
SPI 200 Index	2	September 2009	157,171	(634)
TSE TOPIX Index	5	September 2009	479,836	3,003

TOTAL				$(17,570)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

		International		Structured
	U.S. Equity	Equity	Structured	International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium Fund	Premium Fund	Equity Fund	Equity Fund

Assets:

Investments in securities of unaffiliated issuers, at value (identified cost $263,866,605, $41,337,976, $193,038,162 and $69,233,424, respectively)(a)	$229,330,252	$40,164,176	$197,174,417	$86,952,834
Investments in affiliated securities lending reinvestment vehicle, at value (identified cost $0, $0, $23,299,453 and $1,091,878, respectively)	—	—	23,447,281	1,102,204
Cash	808	—	—	15,961
Foreign currencies, at value (identified cost $0, $1,305,666, $0 and $1,634,213, respectively)	—	1,314,296	—	1,633,436
Receivables:
Investment securities sold, at value	—	1,721,425	2,140,292	265,021
Fund shares sold	1,317,311	1,866,544	513,958	311,559
Dividends and interest, at value	440,379	74,853	165,701	198,826
Reimbursement from adviser	8,438	85,110	15,444	52,160
Due from broker(b)	—	1,264,000	—	—
Foreign tax reclaims, at value	—	27,757	—	48,697
Securities lending income	—	—	50,882	5,593
Due from custodian	—	—	64,202	192,379
Other assets	806	180	822	590

Total assets	231,097,994	46,518,341	223,572,999	90,779,260

Liabilities:

Due to custodian	—	438,007	—	264,218
Payables:
Investment securities purchased, at value	—	5,839,765	2,849,825	192,379
Written options, at value (premium received $2,273,355, $362,238, $0 and $0, respectively)	1,852,200	275,638	—	—
Amounts owed to affiliates	196,410	29,785	158,382	82,053
Fund shares redeemed	41,339	814	835,413	16,911
Due to broker — variation margin, at value	23,085	25,537	23,850	13,974
Payable upon return of securities loaned	—	—	23,671,508	1,057,970
Accrued expenses and other liabilities	79,051	81,653	234,189	92,615

Total liabilities	2,192,085	6,691,199	27,773,167	1,720,120

Net Assets:

Paid-in capital	348,195,117	49,003,089	317,912,639	144,357,915
Accumulated undistributed (distributions in excess of) net investment income	129,324	(86,013)	1,383,814	1,518,580
Accumulated net realized loss from investment, futures, written options and foreign currency related transactions	(85,301,417)	(8,043,572)	(127,823,324)	(74,575,201)
Net unrealized gain (loss) on investments, futures, written options and translation of assets and liabilities denominated in foreign currencies	(34,117,115)	(1,046,362)	4,326,703	17,757,846

NET ASSETS	$228,905,909	$39,827,142	$195,799,832	$89,059,140

Net Assets:
Class A	$123,619,472	$18,171,217	$92,624,977	$57,739,524
Class B	—	—	3,146,676	—
Class C	7,873,192	222,872	11,424,482	7,290
Institutional	97,413,245	21,433,053	88,568,902	31,312,326
Service	—	—	34,795	—

Total Net Assets	$228,905,909	$39,827,142	$195,799,832	$89,059,140

Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	17,790,851	2,748,489	13,022,310	9,336,463
Class B	—	—	458,757	—
Class C	1,131,963	34,240	1,670,656	1,184
Institutional	14,038,157	3,283,774	12,239,869	5,058,148
Service	—	—	4,851	—

Net asset value, offering and redemption price per share:(c)
Class A	$6.95	$6.61	$7.11	$6.18
Class B	—	—	6.86	—
Class C	6.96	6.51	6.84	6.16
Institutional	6.94	6.53	7.24	6.19
Service	—	—	7.17	—

(a)	Includes loaned securities having a market value of $22,888,259 and $989,656 for the Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds, respectively.
(b)	Represents restricted cash pledged to the broker as collateral for written options for the International Equity Dividend and Premium Fund.
(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds is $7.35, $6.99, $7.52 and $6.54, respectively. At redemption, Class B and Class C Shares may be subject to contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		International		Structured
	U.S. Equity	Equity	Structured	International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium Fund	Premium Fund	Equity Fund	Equity Fund

Investment income:

Dividends(a)	$2,860,193	$614,719	$1,976,750	$1,942,899
Securities lending income — affiliated issuer	—	—	157,529	84,742

Total investment income	2,860,193	614,719	2,134,279	2,027,641

Expenses:

Management fees	749,077	103,803	629,908	343,510
Distribution and Service fees(b)	175,799	13,736	194,639	73,246
Transfer Agent fees(b)	128,614	13,189	117,616	60,098
Professional fees	34,474	50,726	33,545	51,114
Registration fees	31,078	36,395	53,996	33,242
Printing fees	28,440	11,776	18,705	20,125
Custody and accounting fees	16,137	75,974	18,145	61,965
Trustee fees	8,460	8,460	8,460	8,460
Amortization of offering costs	—	48,258	—	35,860
Service share fees — Service Plan	—	—	57	—
Service share fees — Shareholder Administration Plan	—	—	57	—
Other	19,060	3,467	26,092	7,591

Total expenses	1,191,139	365,784	1,101,220	695,211

Less — expense reductions	(84,536)	(228,114)	(201,282)	(228,905)

Net expenses	1,106,603	137,670	899,938	466,306

NET INVESTMENT INCOME	1,753,590	477,049	1,234,341	1,561,335

Realized and unrealized gain (loss) from investment, futures, written options and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions — unaffiliated issuers	5,117,335	(695,930)	3,863,667	(12,720,423)
Securities lending reinvestment vehicle transactions — affiliated issuer	—	—	77,185	33,908
Futures transactions	(994,491)	(208,853)	751,389	(245,262)
Written options	(1,194,563)	(490,224)	—	—
Foreign currency related transactions	—	30,505	—	58,964
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	362,246	2,135,567	(8,702,130)	12,176,671
Securities lending reinvestment vehicle — affiliated issuer	—	—	106,462	10,326
Futures	(434,612)	(19,807)	(381,727)	(10,605)
Written options	91,450	75,444	—	—
Translation of asset and liabilities denominated in foreign currencies	—	34,448	—	28,419

Net realized and unrealized gain (loss) from investment, futures, written options and foreign currency related transactions	2,947,365	861,150	(4,285,154)	(668,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,700,955	$1,338,199	$(3,050,813)	$893,333

(a)	Foreign taxes withheld on dividends were $68,050 and $214,369 for the International Equity Dividend and Premium, and Structured International Tax-Managed Equity Funds, respectively.
(b)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service
U.S. Equity Dividend and Premium	$138,429	$—	$37,370	$105,206	$—	$7,100	$16,308	$—
International Equity Dividend and Premium	13,338	—	398	10,137	—	76	2,976	—
Structured Tax-Managed Equity	116,500	19,358	58,781	88,541	3,678	11,168	14,220	9
Structured International Tax-Managed Equity	73,212	—	34	55,641	—	7	4,450	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets

	U.S. Equity Dividend and Premium Fund
	For the
	Six Months Ended	For the Fiscal
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

From operations:

Net investment income	$1,753,590	$6,185,126
Net realized gain (loss) from investment, futures, written options and foreign currency related transactions	2,928,281	(87,564,919)
Net change in unrealized gain (loss) on investments, futures, written options and translation of assets and liabilities denominated in foreign currencies	19,084	(21,243,900)

Net increase (decrease) in net assets resulting from operations	4,700,955	(102,623,693)

Distributions to shareholders:

From net investment income
Class A Shares	(882,844)	(3,707,228)
Class C Shares	(28,575)	(169,737)
Institutional Shares	(835,940)	(2,184,707)
From net realized gains
Class A Shares	—	(319,404)
Class C Shares	—	(23,610)
Institutional Shares	—	(204,622)
From return of capital
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—

Total distributions to shareholders	(1,747,359)	(6,609,308)

From share transactions:

Proceeds from sales of shares	57,296,377	153,668,190
Reinvestments of distributions	1,030,165	4,308,619
Cost of shares redeemed	(31,313,668)	(189,188,778)

Net increase (decrease) in net assets resulting from share transactions	27,012,874	(31,211,969)

TOTAL INCREASE (DECREASE)	29,966,470	(140,444,970)

Net assets:

Beginning of period	198,939,439	339,384,409

End of period	$228,905,909	$198,939,439

Accumulated undistributed (distributions in excess of) net investment income	$129,324	$123,093

(a)	Commenced operations on January 31, 2008.
(b)	Net of $11,608 and $651 of redemption fees remitted to the International Equity Dividend and Premium, and Structured International Tax-Managed Equity Funds, respectively.
(c)	Net of $81,944 and $1,945 of redemption fees remitted to the International Equity Dividend and Premium, and Structured International Tax-Managed Equity Funds, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

International Equity Dividend and Premium Fund				Structured Tax-Managed Equity Fund		Structured International Tax-Managed Equity Fund
For the				For the		For the
Six Months Ended		For the		Six Months Ended	For the Fiscal	Six Months Ended		For the
June 30, 2009		Period Ended		June 30, 2009	Year Ended	June 30, 2009		Period Ended
(Unaudited)		December 31, 2008(a)		(Unaudited)	December 31, 2008	(Unaudited)		December 31, 2008(a)

$477,049		$586,952		$1,234,341	$2,115,685	$1,561,335		$2,066,040

(1,364,502)		(6,910,348)		4,692,241	(64,391,715)	(12,872,813)		(61,276,549)

2,225,652		(3,272,014)		(8,977,395)	(56,129,870)	12,204,811		5,553,035

1,338,199		(9,595,410)		(3,050,813)	(118,405,900)	893,333		(53,657,474)

(198,019)		(73,929)		—	(1,169,733)	—		(2,102,568)
(1,840)		(242)		—	—	—		(242)
(296,780)		(352,231)		—	(876,231)	—		(457,618)

—		—		—	—	—		—
—		—		—	—	—		—
—		—		—	—	—		—
—		(18,923)		—	—	—		—
—		(62)		—	—	—		—
—		(90,157)		—	—	—		—

(496,639)		(535,544)		—	(2,045,964)	—		(2,560,428)

23,101,077		61,056,265		47,423,802	127,368,830	25,676,764		208,286,040
381,510		496,819		—	1,710,883	—		2,477,681
(6,467,970	)(b)	(29,451,165	)(c)	(47,566,919)	(165,156,853)	(27,088,153	)(b)	(64,968,623	)(c)

17,014,617		32,101,919		(143,117)	(36,077,140)	(1,411,389)		145,795,098

17,856,177		21,970,965		(3,193,930)	(156,529,004)	(518,056)		89,577,196

21,970,965		—		198,993,762	355,522,766	89,577,196		—

$39,827,142		$21,970,965		$195,799,832	$198,993,762	$89,059,140		$89,577,196

$(86,013)		$(66,423)		$1,383,814	$149,473	$1,518,580		$(42,755)

The accompanying notes are an integral part of these financial statements.

51.1

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements
June 30, 2009 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-diversified

U.S. Equity Dividend and Premium, International Equity Dividend and Premium, and Structured International Tax-Managed Equity	A, C and Institutional Shares	Diversified

Structured Tax-Managed Equity	A, B, C, Institutional and Service Shares	Diversified

Class A Shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Structured Tax-Managed Equity Fund are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional Shares of the Funds and Service Shares of the Structured Tax-Managed Equity Fund are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”) serves as distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of such sales charges it receives as Distributor.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures on the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM by taking into consideration market or security specific information as discussed below.
Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security and Investor Share Transactions and Investment Income — Security and investor share transactions are reflected for financial reporting purposes as of the trade date which may cause the NAV as stated in the accompanying financial statements to be different than the official closing NAV. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds, which are subject to such taxes. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.
In addition, distributions received from the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution	Capital Gains Distribution
Fund	Declared and Paid	Declared and Paid

U.S. Equity Dividend and Premium, and International Equity Dividend and Premium	Quarterly	Annually

Structured Tax-Managed Equity and Structured International Tax-Managed Equity	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character, and are not adjusted for temporary differences.
GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination by tax authorities.

E. Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized and unrealized gain (loss) on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Non U.S. currency symbols utilized throughout the report are defined as follows:
EUR — Euro Currency
GBP — British Pound
JPY — Japanese Yen

F. Offering Costs — Offering costs paid in connection with the offering of shares of the International Equity Dividend and Premium and Structured International Tax-Managed Equity Funds were amortized on a straight line basis over 12 months from the date of the commencement of operations.

G. Redemption Fees — All classes of the International Equity Dividend and Premium, and Structured International Tax-Managed Equity Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Funds use a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to a Fund and are reflected as a reduction in share redemptions. Redemption fees are credited to Paid-in capital and are allocated to each share class of a Fund on a pro-rata basis at the time of payment.

H. Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

Options — When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options are valued at the last settlement price, or in the absence of a sale, the last ask price, at the end of each day on the board of trade or exchange upon which they are traded. When a written option expires on its

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss from the sale of the underlying security, and the option is extinguished. When a written call option is exercised, the Funds realize a gain or loss on the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written options contracts.
Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Purchased options are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.
The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest in written options. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sells) S&P 500 Index or related ETF call options, they receive cash which limit their opportunity to profit from an increase in the market value of the S&P 500 Index or related ETF beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly under perform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.

On June 30, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following table sets forth the gross value of the Funds’ derivative contracts by certain risk types as of June 30, 2009. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

U.S. Equity Dividend and Premium

	As of June 30, 2009
	Balance Sheet	Derivative	Number of	Balance Sheet	Derivative	Number of
Derivative contracts for trading activities	Location	Assets	Contracts	Location	Liabilities	Contracts

Equities	Receivables, Net assets — Unrealized gain	—	—	Payables, Net assets — Unrealized loss	$(1,854,117)	816

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

International Equity Dividend and Premium

	As of June 30, 2009
	Balance Sheet	Derivative	Number of	Balance Sheet	Derivative	Number of
Derivative contracts for trading activities	Location	Assets	Contracts	Location	Liabilities	Contracts

Equities	Receivables, Net assets — Unrealized gain	$17,367	55	Payables, Net assets — Unrealized loss	$(276,228)	167

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities for the six months ended June 30, 2009 in accordance with FAS No. 161. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset gains or losses attributable to securities. These gains (losses) are included in “Net realized or net change in unrealized gain (loss)” in the Statements of Operations:

U.S. Equity Dividend and Premium

		Six Months Ended June 30, 2009
		Realized	Change in
	Location of Gain or (Loss) on Derivatives Recognized on Statement of Operations	Losses	Unrealized Losses

Equities	Net realized loss from futures and written options transactions/change in unrealized loss on futures and written options	$(2,189,054)	$(343,162)

International Equity Dividend and Premium

		Six Months Ended June 30, 2009
		Realized	Change in
	Location of Gain or (Loss) on Derivatives Recognized on Statement of Operations	Losses	Unrealized Gains

Equities	Net realized loss from futures and written options transactions/change in unrealized loss on futures and written options	$(699,077)	$55,637

3. AGREEMENTS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

3. AGREEMENTS (continued)

For the six months ended June 30, 2009, contractual and net management fees with GSAM were at the following rates:

							Effective Net
	Contractual Management Rate						Management
	Up to	Next	Next	Next	Over	Effective	Rate
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Rate	(after waiver)

U.S. Equity Dividend and Premium	0.75%	0.68%	0.65%	0.64%	0.63%	0.75%	0.75%

International Equity Dividend and Premium	0.81	0.73	0.69	0.68	0.67	0.81	0.81

Structured Tax-Managed Equity	0.70	0.63	0.60	0.59	0.58	0.70	0.65	*

Structured International Tax-Managed Equity	0.85	0.77	0.73	0.72	0.71	0.85	0.81	*

*	GSAM has voluntarily agreed to waive a portion of its management fee in order to achieve the effective net management rates.

B. Distribution Agreement and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a fee accrued daily and paid monthly for distribution services and account maintenance services at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C	Class R*

Distribution Plan	0.25%	0.75%	0.75%	0.50%

Service Plan	—	0.25	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

Goldman Sachs may retain a portion of the Class A front end sales load and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2009, Goldman Sachs advised the Funds that it retained the following approximate amounts:

	Front End		Contingent Deferred
	Sales Load		Sales Charge
Fund	Class A		Class B	Class C

U.S. Equity Dividend and Premium	$1,300		N/A	$—

International Equity Dividend and Premium	100		N/A	—

Structured Tax-Managed Equity	2,400		$—	—

Structured International Tax-Managed Equity	—	*	N/A	—

*	Amount rounds to less than $100.

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent for the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

3. AGREEMENTS (continued)

D. Service Plan and Shareholder Administration Plans — The Trust, on behalf of the Structured Tax-Managed Equity Fund, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding management fees, distribution and service fees, transfer agent fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior period expense reimbursements, if any. The Other Expenses limitations for U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds as an annual percentage rate of average daily net assets are 0.054%, 0.054%, 0.004% and 0.014% respectively. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent resulting in a reduction in the Funds’ expenses.
For the six months ended June 30, 2009, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows (in thousands):

			Transfer
	Management	Other Expense	Agent Fee		Total Expense
	Fee Waiver	Reimbursement	Credits		Reductions

U.S. Equity Dividend and Premium	$—	$84	$1		$85

International Equity Dividend and Premium	—	228	—	*	228

Structured Tax-Managed Equity	45	155	1		201

Structured International Tax-Managed Equity	16	213	—	*	229

*	Amount rounds to less than $1,000.

As of June 30, 2009, the amounts owed to affiliates of the Funds were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

U.S. Equity Dividend and Premium	$140	$32	$24	$196

International Equity Dividend and Premium	23	4	3	30

Structured Tax-Managed Equity	106	32	20	158

Structured International Tax-Managed Equity	60	12	10	82

F. Line of Credit Facility — The Funds participate in a $660,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers may increase the credit amount by an additional $340,000,000, for a total of up to $1 billion. This facility is to be used solely for temporary or

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

3. AGREEMENTS (continued)

emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2009, the Funds did not have any borrowings under the facility. Prior to May 12, 2009, the amount available through the facility was $700,000,000.

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

U.S. Equity Dividend and Premium

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$223,099,532	$—	$—
Short-term Investments	6,230,720	—	—

Total	$229,330,252	$—	$—

Liabilities
Derivatives	$(1,917)	$(1,852,200)	$—

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

4. FAIR VALUE OF INVESTMENTS (continued)

International Equity Dividend and Premium

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$1,808,400	$34,700,969	$—
Short-term Investments	3,654,807	—	—
Derivatives	17,367	—	—

Total	$5,480,574	$34,700,969	$—

Liabilities
Derivatives	$(590)	$(275,638)	$—

(a)	To adjust for the market difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Structured Tax-Managed Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$191,019,498	$229,048	$—
Short-term Investments	5,925,871	23,447,281	—
Derivatives	42,620	—	—

Total	$196,987,989	$23,676,329	$—

Structured International Tax-Managed Equity

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$5,338,534	$80,715,257	$—
Short-term Investment	899,043	1,102,204	—
Derivatives	3,003	—	—

Total	$6,240,580	$81,817,461	$—

Liabilities
Derivatives	$(20,573)	$—	$—

(a)	To adjust for the market difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent and the collateral not be sufficient to cover the cost of repurchasing securities on loan.
The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended June 30, 2009, are reported under Investment Income on the Statements of Operations. As of June 30, 2009, the U.S. Equity Dividend and Premium and the International Equity Dividend and Premium Funds did not participate in the securities lending program.
The table below details securities lending activity with affiliates of Goldman Sachs as of, and for the six months ended June 30, 2009:

	Earnings of GSAL	Amounts Received by	Amounts Payable to
	Relating to Securities	the Funds from Lending	Goldman Sachs upon
	Loaned for the Six	to Goldman Sachs for	Return of Securities
	Months Ended	the Six Months Ended	Loaned as of
Fund	June 30, 2009	June 30, 2009	June 30, 2009

Structured Tax-Managed Equity	$17,538	$7,231	$7,228,263

Structured International Tax-Managed Equity	9,420	9,070	502,250

The following table provides information about the Funds’ investment in the Enhanced Portfolio II for the six months ended June 30, 2009 (in thousands).

	Number of			Number of
	Shares Held	Shares	Shares	Shares Held	Value at
Fund	Beginning of Period	Bought	Sold	End of Period	End of Period

Structured Tax-Managed Equity	12,815	104,673	(93,970)	23,518	$23,447

Structured International Tax-Managed Equity	—	20,813	(19,707)	1,106	1,102

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2009, were as follows:

Fund	Purchases	Sales and Maturities

U.S. Equity Dividend and Premium	$129,467,863	$94,680,029

International Equity Dividend and Premium	34,762,354	16,834,770

Structured Tax-Managed Equity	285,550,436	275,120,851

Structured International Tax-Managed Equity	63,848,998	67,123,943

For the six-months ended June 30, 2009, Goldman Sachs earned approximately $6,300, $5,000, $4,000 and $3,000 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant and written options transactions, executed on behalf of the U.S. Equity Dividend and Premium, International Equity Dividend and Premium, Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds, respectively.

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2008, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

		International		Structured
	U.S. Equity	Equity	Structured	International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium	Premium	Equity	Equity

Capital loss carryforward:(1)
Expiring 2009	$—	$—	$(16,243,287)	$—
Expiring 2010	—	—	(20,748,975)	—
Expiring 2011	—	—	(209,608)	—
Expiring 2015	—	—	(19,869,694)	—
Expiring 2016	(23,356,728)	(4,489,523)	(51,456,725)	(41,184,780)

Total capital loss carryforward	$(23,356,728)	$(4,489,523)	$(108,528,289)	$(41,184,780)

Timing differences (post-October losses/deferred REIT income)	$(59,743,134)	$(2,004,527)	$(23,135,687)	$(20,354,159)

(1)	Expiration occurs on December 31 of the year indicated.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

7. TAX INFORMATION (continued)

At June 30, 2009, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

		International		Structured
	U.S. Equity	Equity	Structured	International
	Dividend and	Dividend and	Tax-Managed	Tax-Managed
	Premium	Premium	Equity	Equity

Tax cost	$268,232,228	$41,589,419	$216,736,436	$70,616,241

Gross unrealized gain	2,523,138	970,785	9,868,036	17,633,942
Gross unrealized loss	(41,425,114)	(2,396,028)	(5,982,774)	(195,145)

Net unrealized security gain (loss)	$(38,901,976)	$(1,425,243)	$3,885,262	$17,438,797

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and options, and differences related to the tax treatment of partnerships, passive foreign investment companies and securities on loan as of the most recent fiscal year end.

8. OTHER RISKS

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.

Funds’ Shareholder Concentration — Certain Goldman Sachs Fund of Funds Portfolios may invest a significant percentage of their assets in the Funds. In the event the Fund of Funds Portfolios experience significant redemptions and/or reallocations, the Funds may be exposed to liquidity risk. In particular, the Funds may encounter difficulty meeting redemptions if unusual market conditions create an unfavorable environment in which the Funds are forced to liquidate their securities. As of June 30, 2009, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Goldman Sachs
	Goldman Sachs	Enhanced Dividend
	Income Strategies	Global Equity
Fund	Portfolio	Portfolio

International Equity Dividend and Premium	7%	29%

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

8. OTHER RISKS (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

9. OTHER MATTERS

Indemnifications — Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be remote.

New Accounting Pronouncement — In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”). This standard requires disclosure in the financial statements to reflect the effects of subsequent events that provide additional information on conditions about the financial statements as of the balance sheet date (recognized subsequent events) and disclosure of subsequent events that provide additional information about conditions after the balance sheet date if the financial statements would otherwise be misleading (unrecognized subsequent events). FAS 165 is effective for interim and annual financial statements issued for fiscal years ending after June 15, 2009. For purposes of inclusion in the financial statements, GSAM has concluded that subsequent events after the balance sheet date have been evaluated through August 24, 2009, the date that the financial statements were issued.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	U.S. Equity Dividend and Premium Fund
	For the Six Months Ended
	June 30, 2009		For the Fiscal Year Ended
	(Unaudited)		December 31, 2008
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,787,189	$24,640,322	9,185,087	$79,045,981
Reinvestment of distributions	94,576	603,907	368,650	3,084,082
Shares redeemed	(2,874,341)	(17,768,968)	(16,048,763)	(139,507,926)

	1,007,424	7,475,261	(6,495,026)	(57,377,863)

Class C Shares
Shares sold	177,934	1,139,131	289,383	2,351,614
Reinvestment of distributions	2,333	14,792	10,644	87,833
Shares redeemed	(297,116)	(1,806,036)	(616,701)	(5,260,123)

	(116,849)	(652,113)	(316,674)	(2,820,676)

Institutional Shares
Shares sold	4,841,244	31,516,924	8,215,960	72,270,595
Reinvestments of distributions	64,261	411,466	141,457	1,136,704
Shares redeemed	(1,837,293)	(11,738,664)	(5,353,364)	(44,420,729)

	3,068,212	20,189,726	3,004,053	28,986,570

NET INCREASE (DECREASE)	3,958,787	$27,012,874	(3,807,647)	$(31,211,969)

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	International Equity Dividend and Premium Fund
	For the Six Months Ended
	June 30, 2009		For the Period Ended
	(Unaudited)		December 31, 2008(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,085,599	$12,940,744	3,116,730	$23,144,535
Reinvestment of distributions	20,597	130,468	8,634	75,169
Shares redeemed	(879,054)	(4,696,596)	(1,604,017)	(9,933,810)

	1,227,142	8,374,616	1,521,347	13,285,894

Class C Shares
Shares sold	31,338	190,759	5,886	47,108
Reinvestment of distributions	287	1,840	36	304
Shares redeemed	(983)	(5,587)	(2,324)	(15,347)

	30,642	187,012	3,598	32,065

Institutional Shares
Shares sold	1,612,243	9,969,574	4,396,472	37,864,622
Reinvestments of distributions	41,502	249,202	47,588	421,346
Shares redeemed	(318,058)	(1,765,787)	(2,495,973)	(19,502,008)

	1,335,687	8,452,989	1,948,087	18,783,960

NET INCREASE	2,593,471	$17,014,617	3,473,032	$32,101,919

(a)	Commenced operations on January 31, 2008.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued)
June 30, 2009 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured Tax-Managed Equity Fund
	For the Six Months Ended
	June 30, 2009		For the Fiscal Year Ended
	(Unaudited)		December 31, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,528,892	$10,254,414	6,550,895	$59,792,321
Shares converted from Class B(a)	87,897	588,058	322,623	3,059,236
Reinvestment of distributions	—	—	158,662	1,107,458
Shares redeemed	(4,217,891)	(27,222,903)	(12,390,672)	(112,989,876)

	(2,601,102)	(16,380,431)	(5,358,492)	(49,030,861)

Class B Shares
Shares sold	15,616	100,672	17,874	154,319
Shares converted to Class A(a)	(91,071)	(588,058)	(335,102)	(3,059,236)
Shares redeemed	(207,879)	(1,299,489)	(742,908)	(6,601,001)

	(283,334)	(1,786,875)	(1,060,136)	(9,505,918)

Class C Shares
Shares sold	18,760	121,736	274,949	2,282,920
Shares redeemed	(360,635)	(2,292,465)	(974,551)	(8,473,118)

	(341,875)	(2,170,729)	(699,602)	(6,190,198)

Institutional Shares
Shares sold	5,530,254	36,926,869	7,600,230	65,139,270
Reinvestment of distributions	—	—	85,229	603,425
Shares redeemed	(2,509,623)	(16,712,612)	(3,931,661)	(36,844,956)

	3,020,631	20,214,257	3,753,798	28,897,739

Service Shares
Shares sold	2,956	20,111	—	—
Shares redeemed	(5,606)	(39,450)	(27,341)	(247,902)

	(2,650)	(19,339)	(27,341)	(247,902)

NET DECREASE	(208,330)	$(143,117)	(3,391,773)	$(36,077,140)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured International Tax-Managed Equity Fund
	For the Six Months Ended
	June 30, 2009		For the Period Ended
	(Unaudited)		December 31, 2008(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,806,114	$10,142,231	18,499,859	$172,637,083
Reinvestment of distributions	—	—	348,847	2,019,821
Shares redeemed	(4,323,065)	(23,351,459)	(6,995,292)	(51,316,906)

	(2,516,951)	(13,209,228)	11,853,414	123,339,998

Class C Shares
Shares sold	—	—	1,906	16,378
Reinvestment of distributions	—	—	42	242
Shares redeemed	(137)	(750)	(627)	(3,717)

	(137)	(750)	1,321	12,903

Institutional Shares
Shares sold	2,833,890	15,534,526	4,488,082	35,632,579
Reinvestment of distributions	—	—	79,036	457,618
Shares redeemed	(687,758)	(3,735,937)	(1,655,102)	(13,648,000)

	2,146,132	11,798,589	2,912,016	22,442,197

NET INCREASE (DECREASE)	(370,956)	$(1,411,389)	14,766,751	$145,795,098

(a)	Commenced operations on January 31, 2008.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	capital	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$6.86	$0.05		$0.09	$0.14	$(0.05)	$—	$—	$(0.05)
2009 - C	6.87	0.03		0.09	0.12	(0.03)	—	—	(0.03)
2009 - Institutional	6.85	0.06		0.09	0.15	(0.06)	—	—	(0.06)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - A	10.34	0.19		(3.46)	(3.27)	(0.19)	(0.02)	—	(0.21)
2008 - C	10.35	0.12		(3.46)	(3.34)	(0.12)	(0.02)	—	(0.14)
2008 - Institutional	10.34	0.23		(3.47)	(3.24)	(0.23)	(0.02)	—	(0.25)

2007 - A	10.97	0.29	(d)	0.05	0.34	(0.29)	(0.68)	—	(0.97)
2007 - C	10.99	0.20	(d)	0.06	0.26	(0.22)	(0.68)	—	(0.90)
2007 - Institutional	10.97	0.33	(d)	0.06	0.39	(0.34)	(0.68)	—	(1.02)

2006 - A	10.09	0.34	(e)	1.11	1.45	(0.28)	(0.28)	(0.01)	(0.57)
2006 - C	10.09	0.26	(e)	1.10	1.36	(0.17)	(0.28)	(0.01)	(0.46)
2006 - Institutional	10.10	0.40	(e)	1.09	1.49	(0.33)	(0.28)	(0.01)	(0.62)

FOR THE PERIOD ENDED DECEMBER 31,

2005 - A (commenced August 31, 2005)	10.00	0.13		0.07	0.20	(0.09)	(0.02)	—	(0.11)
2005 - C (commenced August 31, 2005)	10.00	0.12		0.06	0.18	(0.07)	(0.02)	—	(0.09)
2005 - Institutional (commenced August 31, 2005)	10.00	0.13		0.09	0.22	(0.10)	(0.02)	—	(0.12)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Amounts include income recognized from special dividends which equal $0.05 per share and 0.43% of average net assets.

(e)	Amounts include income recognized from special dividends which equal $0.10 per share and 0.93% of average net assets.

(f)	Total return reflects the impact of payments received for special dividends recorded this year. Excluding such payments, the total return would have been 13.52%, 12.74% and 13.98%, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$6.95	2.12%	$123,619	1.24	%(c)	1.62	%(c)	1.32	%(c)	1.54	%(c)	50%
6.96	1.72	7,873	1.99	(c)	0.87	(c)	2.07	(c)	0.79	(c)	50
6.94	2.33	97,413	0.84	(c)	2.02	(c)	0.92	(c)	1.94	(c)	50

6.86	(31.86)	115,172	1.24		2.12		1.29		2.07		61
6.87	(32.36)	8,577	1.99		1.37		2.04		1.32		61
6.85	(31.65)	75,190	0.84		2.62		0.89		2.57		61

10.34	2.99	240,787	1.24		2.57	(d)	1.26		2.55	(d)	53
10.35	2.19	16,209	1.99		1.78	(d)	2.01		1.76	(d)	53
10.34	3.39	82,388	0.84		2.90	(d)	0.86		2.88	(d)	53

10.97	14.53 (f)	181,756	1.24		3.25	(e)	1.53		2.96	(e)	63
10.99	13.64 (f)	8,201	1.99		2.48	(e)	2.28		2.19	(e)	63
10.97	14.99 (f)	49,601	0.84		3.80	(e)	1.13		3.51	(e)	63

10.09	2.02	38,977	1.24	(c)	3.98	(c)	2.61	(c)	2.61	(c)	21
10.09	1.82	1,031	1.99	(c)	3.65	(c)	3.20	(c)	2.43	(c)	21
10.10	2.19	3,781	0.82	(c)	3.76	(c)	3.25	(c)	1.33	(c)	21

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions to
	Net asset	investment operations			shareholders
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment	From	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$6.36	$0.10	$0.24	$0.34	$(0.09)	$—	$(0.09)
2009 - C	6.28	0.09	0.22	0.31	(0.08)	—	(0.08)
2009 - Institutional	6.30	0.12	0.22	0.34	(0.11)	—	(0.11)

FOR THE PERIOD ENDED DECEMBER 31,

2008 - A (commenced January 31, 2008)	10.00	0.18	(3.55)	(3.37)	(0.21)	(0.06)	(0.27)
2008 - C (commenced January 31, 2008)	10.00	0.15	(3.66)	(3.51)	(0.15)	(0.06)	(0.21)
2008 - Institutional (commenced January 31, 2008)	10.00	0.31	(3.73)	(3.42)	(0.22)	(0.06)	(0.28)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(b)	(in 000s)	net assets(c)	net assets(c)	net assets(c)	net assets(c)	rate

$6.61	5.70%	$18,171	1.30%	3.34%	3.07%	1.57%	70%
6.51	5.24	223	2.05	2.76	3.82	0.99	70
6.53	5.49	21,433	0.90	3.98	2.67	2.21	70

6.36	(34.60)	9,673	1.30	2.71	3.50	0.51	130
6.28	(35.82)	23	2.05	2.20	4.25	(0.01)	130
6.30	(34.98)	12,275	0.90	4.05	3.10	1.85	130

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions to
	Net asset	investment operations			shareholders
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment	From	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$7.20	$0.04	$(0.13)	$(0.09)	$—	$—	$—
2009 - B	6.97	0.02	(0.13)	(0.11)	—	—	—
2009 - C	6.94	0.02	(0.12)	(0.10)	—	—	—
2009 - Institutional	7.31	0.06	(0.13)	(0.07)	—	—	—
2009 - Service	7.26	0.04	(0.13)	(0.09)	—	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2008 - A	11.50	0.08	(4.31)	(4.23)	(0.07)	—	(0.07)
2008 - B	11.10	— (d)	(4.13)	(4.13)	—	—	—
2008 - C	11.06	0.01	(4.13)	(4.12)	—	—	—
2008 - Institutional	11.69	0.12	(4.38)	(4.26)	(0.12)	—	(0.12)
2008 - Service	11.49	0.06	(4.29)	(4.23)	—	—	—

2007 - A	11.72	0.08	(0.20)	(0.12)	(0.07)	(0.03)	(0.10)
2007 - B	11.30	(0.01)	(0.19)	(0.20)	—	—	—
2007 - C	11.27	(0.01)	(0.19)	(0.20)	(0.01)	— (d)	(0.01)
2007 - Institutional	11.91	0.13	(0.21)	(0.08)	(0.10)	(0.04)	(0.14)
2007 - Service	11.70	0.07	(0.20)	(0.13)	(0.06)	(0.02)	(0.08)

2006 - A	10.39	0.08	1.32	1.40	(0.07)	—	(0.07)
2006 - B	10.04	— (d)	1.26	1.26	—	—	—
2006 - C	10.02	— (d)	1.25	1.25	—	—	—
2006 - Institutional	10.56	0.14	1.31	1.45	(0.10)	—	(0.10)
2006 - Service	10.37	0.07	1.30	1.37	(0.04)	—	(0.04)

2005 - A	9.56	0.04	0.80	0.84	(0.01)	—	(0.01)
2005 - B	9.30	(0.03)	0.77	0.74	—	—	—
2005 - C	9.28	(0.03)	0.77	0.74	—	—	—
2005 - Institutional	9.70	0.09	0.81	0.90	(0.04)	—	(0.04)
2005 - Service	9.54	0.03	0.80	0.83	—	—	—

2004 - A	8.09	0.06	1.45	1.51	(0.04)	—	(0.04)
2004 - B	7.90	(0.01)	1.41	1.40	—	—	—
2004 - C	7.88	(0.01)	1.41	1.40	—	—	—
2004 - Institutional	8.21	0.10	1.47	1.57	(0.08)	—	(0.08)
2004 - Service	8.06	0.05	1.44	1.49	(0.01)	—	(0.01)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$7.11	(1.25)%	$92,625	1.09	%(c)	1.28	%(c)	1.31	%(c)	1.06	%(c)	157%
6.86	(1.58)	3,147	1.84	(c)	0.53	(c)	2.06	(c)	0.31	(c)	157
6.84	(1.58)	11,424	1.84	(c)	0.53	(c)	2.06	(c)	0.31	(c)	157
7.24	(0.96)	88,569	0.69	(c)	1.68	(c)	0.91	(c)	1.46	(c)	157
7.17	(1.24)	35	1.19	(c)	1.18	(c)	1.41	(c)	0.96	(c)	157

7.20	(36.66)	112,426	1.09		0.81		1.27		0.63		153
6.97	(37.13)	5,169	1.84		(0.02)		2.02		(0.20)		153
6.94	(37.08)	13,977	1.84		0.06		2.02		(0.12)		153
7.31	(36.34)	67,367	0.69		1.27		0.87		1.09		153
7.26	(36.74)	55	1.19		0.57		1.37		0.39		153

11.50	(0.92)	241,192	1.10		0.65		1.24		0.51		73
11.10	(1.77)	20,010	1.85		(0.11)		1.99		(0.25)		73
11.06	(1.75)	30,008	1.85		(0.10)		1.99		(0.24)		73
11.69	(0.65)	63,913	0.70		1.05		0.84		0.91		73
11.49	(1.10)	400	1.20		0.55		1.34		0.41		73

11.72	13.34	138,732	1.09		0.77		1.32		0.54		90
11.30	12.55	24,820	1.84		(0.01)		2.07		(0.24)		90
11.27	12.48	29,340	1.84		0.01		2.07		(0.22)		90
11.91	13.76	61,338	0.69		1.21		0.92		0.98		90
11.70	13.21	354	1.19		0.63		1.42		0.40		90

10.39	8.77	76,268	1.19		0.45		1.55		0.10		92
10.04	7.96	25,218	1.94		(0.33)		2.29		(0.68)		92
10.02	7.97	22,687	1.94		(0.33)		2.29		(0.68)		92
10.56	9.25	17,843	0.79		0.89		1.15		0.52		92
10.37	8.70	411	1.29		0.32		1.64		(0.03)		92

9.56	18.69	40,125	1.21		0.64		1.57		0.28		102
9.30	17.72	27,405	1.96		(0.12)		2.32		(0.48)		102
9.28	17.77	22,431	1.96		(0.12)		2.32		(0.48)		102
9.70	19.10	4,177	0.81		1.16		1.17		0.80		102
9.54	18.54	553	1.31		0.50		1.67		0.14		102

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions to
	Net asset	investment operations				shareholders
	value,	Net		Net realized	Total from	from net
	beginning	investment		and unrealized	investment	investment
Year - Share Class	of period	income		gain (loss)	operations	income

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2009 - A	$6.07	$0.10	(b)	$0.01	$0.11	$—
2009 - C	6.06	0.08	(b)	0.02	0.10	—
2009 - Institutional	6.06	0.12	(b)	0.01	0.13	—

FOR THE PERIOD ENDED DECEMBER 31,

2008 - A (commenced January 31, 2008)	10.00	0.17		(3.93)	(3.76)	(0.17)
2008 - C (commenced January 31, 2008)	10.00	0.13		(3.94)	(3.81)	(0.13)
2008 - Institutional (commenced January 31, 2008)	10.00	0.19		(3.94)	(3.75)	(0.19)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND

					Ratios assuming no
					expense reductions
				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income	total expenses	income	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(a)	(in 000s)	net assets(c)	net assets(c)	net assets(c)	net assets(c)	rate

$6.18	1.81%	$57,740	1.26%	3.63%	1.84%	3.05%	80%
6.16	1.65	7	2.01	2.98	2.59	2.40	80
6.19	2.15	31,312	0.86	4.47	1.44	3.89	80

6.07	(37.56)	71,917	1.26	2.53	1.80	1.99	243
6.06	(38.02)	8	2.01	1.83	2.55	1.29	243
6.06	(37.40)	17,652	0.86	2.05	1.40	1.51	243

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background
The Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs Structured Tax-Managed Equity Fund and Goldman Sachs Structured International Tax-Managed Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.
The Management Agreement was most recently approved for continuation until June 30, 2010 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17, 2009 (the “Annual Contract Meeting”).
To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to reports on the Funds’ investment performance, expenses and other matters discussed at regularly scheduled Board meetings during the year, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held meetings on December 17, 2008, February 11, 2009 and May 20, 2009. At those Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the nature and quality of the advisory, administrative and other services provided to the Funds by the Investment Adviser and its affiliates; (b) the Funds’ investment performance; (c) the Funds’ management fee arrangements; (d) the voluntary undertakings of the Investment Adviser to reimburse certain fees and expenses of the Funds that exceed specified levels and the estimated annualized savings realized by the Funds from those undertakings; (e) potential economies of scale and the levels of breakpoints in the fees payable by the Funds under the Management Agreement; (f) the relative expense levels of the Funds as compared to those of comparable funds managed by the Investment Adviser, as well as those managed by other advisers; (g) information relating to the profitability of the Management Agreements and the transfer agency arrangements of each of the Funds and the Trust as a whole to the Investment Adviser and its affiliates; (h) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (i) a summary of fee concessions made by the Investment Adviser and its affiliates over the past several years with respect to the Funds; (j) capacity issues relating to the securities in which the Funds invest; (k) to the extent the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser; (l) information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Funds; (m) the current pricing of services provided by, and the profitability of, the Funds’ transfer agent, Goldman, Sachs & Co. (“Goldman Sachs”); and (n) the nature and quality of the services provided to the Funds by their unaffiliated service providers and reports on due diligence conducted by the Investment Adviser with respect to those service providers.
At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters, including: (a) the quality of the Investment Adviser’s services; (b) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (c) the groups or teams within the Investment Adviser that support the portfolio management teams, including legal, compliance, internal audit, the credit department, fund controllers, tax, product services, valuation oversight, market risk analysis, finance and strategy, operations, shareholder services, risk management and advisory, training and technology; (d) whether certain reductions in headcount were likely to affect the quality of the services provided to the Funds; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

personnel; (g) the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency, securities lending, portfolio brokerage, distribution and other services; (h) the terms of the Management Agreement and agreements with other service providers entered into by the Trust on behalf of the Funds; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Funds’ other service providers, including the custodian and fund accounting agent; (j) an update on the Investment Adviser’s soft dollars practices and other portfolio trading related issues; (k) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; (l) the Investment Adviser’s approach to risk management; (m) an overview of the Funds’ distribution plan; and (n) an annual review of the effectiveness of the Funds’ compliance program. At the Annual Contract Meeting, the Trustees also considered further the Investment Adviser’s profitability with respect to each Fund, and each Fund’s investment performance, fees and expenses, including each Fund’s expense trends over time and any breakpoints in the fee rates payable by each Fund under the Management Agreement.
In connection with the Committee meetings and the Annual Contract Meeting, the Trustees attended sessions at which they reviewed information regarding the Funds’ assets, share purchase and redemption activity, the commission rates paid by the Funds on brokerage transactions, the Investment Adviser’s receipt of research services in connection with certain of those transactions, and the payment of Rule 12b-1 distribution and service fees by the Funds and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Structured Tax-Managed Equity Fund. Also, in conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law.
Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Fund shares; portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined, the alignment of the interests of the Funds and of the portfolio managers and related potential conflicts of interest; the number and types of accounts managed by the portfolio managers; and other matters. During the course of their deliberations, the Independent Trustees met in executive session with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.
The presentations made at the Committee meetings and at the Annual Contract Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for all of the Funds and the other mutual fund portfolios for which the Trustees have responsibility were considered at the same Annual Contract Meeting, the Trustees separately considered the Management Agreement as it applied to each Fund.
In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Funds. At those meetings the Trustees regularly received materials relating to the Investment Adviser’s investment management and other services provided under the Management Agreement, including: (a) information on the investment performance of the Funds in comparison to the performance of similar mutual funds and benchmark performance indices; (b) general investment outlooks in the markets in which the Funds invest; (c) compliance reports; and (d) expenses borne by the Funds. In addition, the Trustees were provided with copies of disclosure materials regarding the Funds and their expenses, as well as information on the Funds’ competitive universe. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

Nature, Extent and Quality of the Services Provided Under the Management Agreement
As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services,

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

that are provided to the Funds by the Investment Adviser and its affiliates. The Trustees concluded that, during the recent financial crisis, the Investment Adviser had demonstrated a willingness and an ability to commit substantial financial and other resources to the operations of the Funds and had represented that it will continue to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, valuation oversight, vendor oversight and risk management. The Independent Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser, including the implementation and enhancement of compliance systems and education and training initiatives.

Investment Performance
The Independent Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, they compared the investment performance of each Fund (with the exceptions of the Structured International Tax-Managed Equity and International Equity Dividend and Premium Funds, which commenced operations in 2008) to the performance of other similar SEC-registered funds and to rankings and ratings compiled by the Outside Data Provider. The Independent Trustees also reviewed (with the exceptions of the Structured International Tax-Managed Equity and International Equity Dividend and Premium Funds, which commenced operations in 2008) each Fund’s investment performance over time on a year-by-year basis relative to its performance benchmark. This information on each Fund’s investment performance was provided for the one-, three-and five-year periods ended December 31, 2008, to the extent that each Fund had been in existence for those periods. In addition, they considered the investment performance trends of the Funds (with the exceptions of the Structured International Tax-Managed Equity and International Equity Dividend and Premium Funds, which commenced operations in 2008) over time, and reviewed the investment performance of each Fund in light of its investment objective and policies, market conditions, and illiquidity in certain market sectors, as well as in light of periodic analyses of its quality and risk profile. The Independent Trustees considered whether each Fund had operated within its investment policies, and had complied with its investment limitations. The Trustees noted that the Structured International Tax-Managed Equity and International Equity Dividend and Premium Funds commenced operations in 2008 and had provided a reasonable level of performance to investors in light of their investment policies and given prevailing conditions in the markets in which the Funds invest. The Trustees concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders. The Trustees believed that each of the other Funds had provided investment performance within a competitive range for long-term investors, and that the Investment Adviser’s continued management would benefit each Fund and its shareholders.

Costs of Services Provided and Competitive Information
The Independent Trustees considered the contractual fee rates payable by each Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.
In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fees and breakpoints to those of relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history (or, in the case of Funds that commenced investment operations within a shorter period, since the year in which it commenced operations), comparing each Fund’s expenses to the peer and category averages. The analyses also compared each Fund’s transfer agency fees, custody and accounting fees, distribution fees, other expenses and fee waivers/reimbursements to those of other funds in the peer groups and peer group medians. The Independent Trustees

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.
In addition, the Independent Trustees considered the Investment Adviser’s voluntary undertakings to limit the Funds’ “other expenses” ratios (excluding certain expenses) to certain specified levels and to waive a portion of the Structured International Tax-Managed Equity and Structured Tax-Managed Equity Funds’ management fees. They also considered, to the extent that the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to institutional accounts, which operated under less stringent legal and regulatory structures, were in some instances subject to different investment guidelines, required fewer services from the Investment Adviser to a smaller number of client contact points, were less time-intensive and paid lower fees.
The Independent Trustees noted the competitive nature of the mutual fund marketplace, and that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and have a general expectation that the relationship will continue. They also noted that shareholders are able to redeem their Fund shares if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability
The Independent Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Funds. In this regard the Independent Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service) and the Investment Adviser’s expense allocation methodology. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Fund were provided for 2008 and 2007 (2008 only for the Structured International Tax-Managed Equity and International Equity Dividend and Premium Funds), and the Independent Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Independent Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale
The Independent Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

				Structured
	U.S. Equity	International	Structured	International
	Dividend and	Equity Dividend and	Tax-Managed	Tax-Managed
	Premium Fund	Premium Fund	Equity Fund	Equity Fund

First $1 billion	0.75%	0.81%	0.70%	0.85%
Next $1 billion	0.68	0.73	0.63	0.77
Next $3 billion	0.65	0.69	0.60	0.73
Next $3 billion	0.64	0.68	0.59	0.72
Over $8 billion	0.63	0.67	0.58	0.71

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees noted that the breakpoints at the $5 and $8 billion asset levels had been proposed by the Investment Adviser and approved by the Trustees in 2008 to further share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. In approving these fee breakpoints, the Independent Trustees considered the Investment Adviser’s potential economies of scale in managing each Fund, and whether the Funds and their shareholders would participate in the benefits of those economies. In this regard, the Independent Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s voluntary undertakings to limit management fees and “other expenses” to certain amounts. Upon reviewing these matters at the Annual Contract Meeting, the Independent Trustees concluded that the fee breakpoints represented a means of ensuring that benefits of scalability would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates
The Independent Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) soft dollar benefits received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending, an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the portfolio in which the Funds’ cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (j) the Investment Adviser’s ability to leverage relationships with the Funds’ third party service providers to attract more firmwide business.

Other Benefits to the Funds and Their Shareholders
The Independent Trustees also noted that the Funds receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorably with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary databases); and (h) the Funds’ access to certain affiliated distribution channels.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion
In connection with their consideration of the Management Agreement, the Independent Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Independent Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2010.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS

Fund Expenses — Six Month Period Ended June 30, 2009 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Class B, Class C, Institutional and Service Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	U.S. Equity Dividend and Premium Fund				International Equity Dividend and Premium Fund				Structured Tax-Managed Equity Fund				Structured International Tax-Managed Equity Fund
				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 Months ended	Account Value	Account Value		6 Months ended	Account Value	Account Value		6 Months ended	Account Value	Account Value		6 Months ended
Share Class	1/01/09	6/30/09		6/30/09*	1/01/09	6/30/09		6/30/09*	1/01/09	6/30/09		6/30/09*	1/01/09	6/30/09		6/30/09*
Class A
Actual	$1,000	$1,021.20		$6.21	$1,000	$1,057.00		$6.63	$1,000	$987.50		$5.37	$1,000	$1,018.10		$6.30
Hypothetical 5% return	1,000	1,018.65	+	6.21	1,000	1,018.35	+	6.51	1,000	1,019.39	+	5.46	1,000	1,018.55	+	6.31

Class B
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	984.20		9.10	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,015.62	+	9.25	N/A	N/A		N/A

Class C
Actual	1,000	1,017.20		9.95	1,000	1,052.40		10.33	1,000	984.20		9.05	1,000	1,016.50		10.00
Hypothetical 5% return	1,000	1,014.92	+	9.94	1,000	1,014.73	+	10.14	1,000	1,015.67	+	9.20	1,000	1,014.88	+	9.99

Institutional
Actual	1,000	1,023.30		4.21	1,000	1,054.90		4.59	1,000	990.40		3.41	1,000	1,021.50		4.31
Hypothetical 5% return	1,000	1,020.63	+	4.21	1,000	1,020.33	+	4.51	1,000	1,021.37	+	3.46	1,000	1,020.53	+	4.31

Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	987.60		5.91	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,018.84	+	6.01	N/A	N/A		N/A

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

U.S. Equity Dividend and Premium	1.24%	N/A	1.99%	0.84%	N/A
International Equity Dividend and Premium	1.30	N/A	2.05	0.90	N/A
Structured Tax-Managed Equity	1.09	1.84%	1.84	0.69	1.19%
Structured International Tax-Managed Equity	1.26	N/A	2.01	0.86	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $761 billion in assets under management as of June 30, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government
Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities
Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets
Debt Fund

Domestic Equity
■ Balanced Fund
■ Growth and Income Fund
■ Structured Large Cap Value Fund
■ Large Cap Value Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small/Mid Cap Growth Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Small Cap Value Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global Equity Portfolio
■ Tax-Advantaged Global Equity
Portfolio

Retirement Strategies[2]
International Equity
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ Structured International Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Specialty[2]
■ U.S. Equity Dividend and Premium
Fund
■ International Equity Dividend and
Premium Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed
Equity Fund
■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

A prospectus for the Fund containing more complete information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman, Sachs & Co. (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved. 25505.MF.TMPL TAXADVSAR/9K/08-09

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 2, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	September 2, 2009